[front cover]

March 31, 2003

American Century
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

Diversified Bond
High-Yield

[american century logo and text logo (reg.sm)]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

For the third straight year, concerns about economic conditions plagued domestic stocks and favored bonds. The result was solid gains for the  fiscal year ended
March 31, 2003, for American Century's U.S. bond funds, including those covered in this report -- Diversified Bond and High-Yield.

The slowing economy and falling interest rates were major factors. Annualized
U.S. economic growth slowed from 4% in the third quarter of 2002 to just 1.4% in the fourth quarter and 1.6% (according to initial government estimates) in the first quarter of 2003.

In an effort to boost growth and offset any stagnation caused by the war with
Iraq, the Federal Reserve cut its overnight interest rate target to just 1.25%
on November 6. Bond yields and mortgage interest rates fell too -- the 10-year
Treasury note yield dropped from 5.40% at the start of the fiscal year to just
3.80% at the end, while the average interest rate for most 30-year mortgages dipped to just 5.61% in March 2003.

Another dominant factor was "Operation Iraqi Freedom" and the events leading up to it, which caused energy prices to skyrocket and tempered economic growth expectations for the first half of 2003. More importantly, the war had a deep emotional impact on many of us. We wish to thank the military personnel --
including some of our American Century associates -- who served recently with the coalition forces.

We also want to remind investors that while times like these can create anxious moments, the U.S., its financial markets, and economic system have demonstrated remarkable resilience through  the years. Therefore, we remain long-term optimists and advise investors to maintain their investment plans, despite the uncertainties.

We're working hard to serve you in this challenging financial environment.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Share Class Information ...................................................    1

DIVERSIFIED BOND

HIGH-YIELD

FINANCIAL STATEMENTS

OTHER INFORMATION

Share Class Information

Six classes of shares are authorized  for sale by Diversified Bond: Investor
Class, Institutional Class, Advisor Class, A Class, B Class, and C Class. Five
classes of shares are authorized for sale by High-Yield: Investor Class, Advisor
Class, A Class, B Class, and C Class. The total expense ratios of Advisor, A, B, and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested.
A Class shares may be subject to a contingent deferred sales charge (CDSC).
There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  The prospectus contains information regarding reductions and waivers  of sales charges for A Class shares.  A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

                                                                    (continued)

                                                                         ------
                                                                         1

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual
Rule 12b-1 service and distribution fee. B Class shares automatically convert to
A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00% for stock funds and 0.75% for bond funds. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
     2

Diversified Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------------------------------------
                                                                                          LEHMAN AGGREGATE
                                                                   DIVERSIFIED BOND           BOND INDEX
-------------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/3/01)
---------------------------------------------------------------
   6 months(1)                                                        2.96%                    2.99%
-------------------------------------------------------------------------------------------------------------
   1 Year                                                             9.93%                   11.69%
-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------
   Life of Class                                                      6.60%                    8.20%(2)
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (INCEPTION 4/1/93)
---------------------------------------------------------------
   6 months(1)                                                        3.06%                    2.99%
-------------------------------------------------------------------------------------------------------------
   1 Year                                                            10.15%                   11.69%
-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------
   3 Years                                                            8.94%                    9.81%
-------------------------------------------------------------------------------------------------------------
   5 Years                                                            6.75%                    7.51%
-------------------------------------------------------------------------------------------------------------
   Life of Class                                                      6.60%                    7.23%(3)
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 12/3/01)
---------------------------------------------------------------
   6 months(1)                                                        2.83%                    2.99%
-------------------------------------------------------------------------------------------------------------
   1 Year                                                             9.66%                   11.69%
-------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------
   Life of Class                                                      6.34%                    8.20%(2)
=============================================================================================================

                                          DIVERSIFIED BOND         DIVERSIFIED BOND        LEHMAN AGGREGATE
                                         (NO SALES CHARGES*)     (WITH SALES CHARGES*)        BOND INDEX
-------------------------------------------------------------------------------------------------------------
A CLASS (INCEPTION 1/31/03)
---------------------------------------------------------------
   Life of Class(1)(4)                       1.27%                   -3.29%                      1.31%
-------------------------------------------------------------------------------------------------------------
B CLASS (INCEPTION 1/31/03)
---------------------------------------------------------------
   Life of Class(1)(4)                       1.20%                   -3.80%                      1.31%
-------------------------------------------------------------------------------------------------------------
C CLASS (INCEPTION 1/31/03)
---------------------------------------------------------------
   Life of Class(1)(4)                       1.20%                    0.45%                      1.31%
-------------------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see Share Class Information on pages 1 and 2 for more about the applicable sales charges for each share class.)
The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Returns for periods less than one year are not annualized.

(2)  Since 11/30/01, the date nearest the class's inception for which data are available.

(3)  Since 3/31/93, the date nearest the class's inception for which data are available.

(4)  Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 2/20/03, 2/21/03, and 2/11/03 for the A,
     B, and C Class shares, respectively.

See pages 47-50 for information about returns and the comparative index.

                                                                    (continued)

                                                                         ------
                                                                         3

Diversified Bond - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made December 3, 2001*

* Fund data from 12/3/01, the class's inception date. Index data from 11/30/01, the date nearest the class's inception for which data are available.

The charts on the performance pages give historical return data for Diversified
Bond. Returns for the Lehman Aggregate Bond Index are provided for comparison.
Diversified Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
     4

Diversified Bond - Portfolio Commentary

By Jeff Houston, portfolio manager

AN ATTRACTIVE ALTERNATIVE TO STOCKS & MONEY MARKETS

Diversified Bond, along with most of the U.S. bond market, enjoyed a good year.
The fund's performance during the fiscal year ended March 31, 2003, provided an attractive alternative to eroding equity values and miniscule money market yields.

The S&P 500 Index, representing U.S. stocks, declined 24.76%. The three-month
Treasury bill, representing the money market, returned 1.66% as its yield fell to 1.12% by the end of March 2003. Diversified Bond's 9.93%* one-year return looked great by comparison. It also was significantly higher than the three- and five-year averages of the fund's benchmark, the Lehman Aggregate Bond Index (see the previous two pages for more return details).

YIELD COMPARED FAVORABLY

As Diversified Bond's share price rose during the fiscal year, its 30-day SEC yield declined from 4.62% to 3.57%*. However, the 3.57% yield compared favorably with similar bond instruments. The five-year Treasury note yield was

PORTFOLIO AT A GLANCE
                                                   AS OF 3/31/03
--------------------------------------------------------------------------------
Net Assets                                        $493.1 million
--------------------------------------------------------------------------------
                                           3/31/03               3/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  5.4 years             6.8 years
--------------------------------------------------------------------------------
Average Duration                          4.1 years             4.7 years
--------------------------------------------------------------------------------
Expense Ratio
(for Investor Class)                      0.64%                 0.63%(1)
--------------------------------------------------------------------------------

(1) Annualized

YIELDS AS OF MARCH 31, 2003

30-DAY SEC YIELD
-------------------------------------------------------------------------------
Investor Class                                         3.57%
-------------------------------------------------------------------------------
Institutional Class                                    3.77%
-------------------------------------------------------------------------------
Advisor Class                                          3.32%
-------------------------------------------------------------------------------
A Class                                                3.19%
-------------------------------------------------------------------------------
B Class                                                2.57%
-------------------------------------------------------------------------------
C Class                                                2.83%
-------------------------------------------------------------------------------

ANNUALIZED DISTRIBUTION RATE (ADR)
-------------------------------------------------------------------------------
Investor Class                                         4.15%
-------------------------------------------------------------------------------
Institutional Class                                    4.36%
-------------------------------------------------------------------------------
Advisor Class                                          3.90%
-------------------------------------------------------------------------------
A Class                                                3.90%
-------------------------------------------------------------------------------
B Class                                                3.13%
-------------------------------------------------------------------------------
C Class                                                3.39%
-------------------------------------------------------------------------------

2.71% on March 31, and the average  30-day SEC yield of the fund's peer group
(207 A-rated corporate debt funds tracked by independent fund tracker Lipper
Inc.) was 3.25%.

Our investments in higher-yielding mortgage-backed and corporate securities accounted for most of the yield advantage over the five-year Treasury note.
Meanwhile, the fund's relatively low expense ratio (just 0.64% compared with the
1.10% average for the Lipper group) was primarily responsible for the advantage over the fund's peers.

ADR, ANOTHER WAY TO REPORT YIELD

American Century recently began reporting annualized distribution rates (ADRs)
on its dividend-paying funds (see the yield table above). Though new to us, ADRs have been used by the fund industry for years. ADRs are easier to calculate and explain to investors than other yields -- they're based on fund distributions as opposed to investment income (see the Glossary for more details).

*All fund returns and yields referenced in this commentary are for Investor
Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                         ------
                                                                         5

Diversified Bond - Portfolio Commentary

ECONOMIC WEAKNESS AND WAR UNCERTAINTIES DROVE DOWN RATES

Diversified Bond's solid return obscures the rollercoaster ride that many investors endured during the fiscal year. Most bond gains accumulated during the first six months, when the S&P 500 declined almost 30% as corporate governance scandals and flaring geopolitical tensions slowed  the economic recovery. The five-year Treasury note yield plunged from 4.84% to 2.56% as the market priced in the interest rate cut that the Federal Reserve later executed in November.

The last six months of the fiscal year were even more turbulent, primarily because of the war with Iraq. Mood swings caused wide market fluctuations.
Stocks generally outperformed bonds but not by enough to compensate for the huge earlier deficit. Meanwhile, most bonds eked out additional gains as the economy stagnated and short-term interest rates fell further.

For the full period, bonds with the most sensitivity to interest rate changes
(longest duration) performed best. Treasurys generally outperformed corporate, mortgage-backed, and agency securities.

PORTFOLIO COMPOSITION BY CREDIT RATING

                                           % OF FUND INVESTMENTS
---------------------------------------------------------------------------
                                        AS OF                 AS OF
                                       3/31/03               9/30/02
---------------------------------------------------------------------------
AAA                                     73%                   75%
---------------------------------------------------------------------------
AA                                       3%                    3%
---------------------------------------------------------------------------
A                                       14%                    7%
---------------------------------------------------------------------------
BBB                                      9%                   14%
---------------------------------------------------------------------------
BB                                       1%                    1%
---------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 48 for more information.

TYPES OF INVESTMENTS IN PORTFOLIO

                                         AS OF                 AS OF
                                        3/31/03               9/30/02
----------------------------------------------------------------------------
Corporate Bonds                          25.9%                 26.1%
----------------------------------------------------------------------------
U.S. Treasury Securities                 24.8%                 19.8%
----------------------------------------------------------------------------
Mortgage-Backed
Securities                               22.4%                 36.0%
----------------------------------------------------------------------------
CMOs                                     10.5%                  5.9%
----------------------------------------------------------------------------
U.S. Government
Agency Securities                         5.1%                  6.4%
----------------------------------------------------------------------------
Asset-Backed Securities                   3.5%                  3.8%
----------------------------------------------------------------------------
Other(1)                                  7.8%                  2.0%
----------------------------------------------------------------------------

(1) Includes Temporary Cash Investments.

RELATIVE RETURNS, PORTFOLIO STRATEGY, CHANGES, AND EXPECTATIONS

Diversified Bond's absolute return was strongest during the first half of the fiscal year (6.78% vs. 8.45% for the Lehman Aggregate), but its best relative return was in the second half (2.96% vs. 2.99% for the index). A Treasury underweight and shorter duration compared with the index suppressed first-half performance (we anticipated a stronger economy last year), as did some exposure to debt issued by telecommunications and merchant energy companies affected by governance issues. We tracked the index much better in the second half, but we couldn't make up the ground we lost earlier.

Our improved tracking in the second half reflected an increased Treasury position (including Treasury Inflation-Indexed Securities), better diversification and security selection in the corporate position, and reductions in the mortgage-backed and agency positions. We were comfortable with the resulting slight overweight in Treasurys, given our belief that the war with
Iraq and its aftermath could suppress economic activity for a while.

Investment terms are defined in the Glossary.

------
     6

Diversified Bond - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 25.9%

BANKS -- 3.2%
--------------------------------------------------------------------------------
      $ 1,500,000  Amsouth Bank N.A., 4.85%,
                   4/1/13                                        $    1,520,711
--------------------------------------------------------------------------------
        3,300,000  Bank of America Corp.,
                   6.625%, 6/15/04                                    3,509,549
--------------------------------------------------------------------------------
        1,500,000  Bank of America Corp.,
                   4.875%, 1/15/13                                    1,529,645
--------------------------------------------------------------------------------
        2,000,000  Bank One N.A.,
                   3.70%, 1/15/08                                     2,037,646
--------------------------------------------------------------------------------
        2,300,000  Citigroup Inc.,
                   4.125%, 6/30/05                                    2,406,029
--------------------------------------------------------------------------------
        1,300,000  Citigroup Inc.,
                   5.875%, 2/22/33                                    1,301,712
--------------------------------------------------------------------------------
          750,000  Deutsche Bank Financial LLC,
                   5.375%, 3/2/15                                       754,022
--------------------------------------------------------------------------------
        1,500,000  Marshall & Ilsley Bank,
                   4.125%, 9/4/07                                     1,550,781
--------------------------------------------------------------------------------
        2,000,000  US Bancorp, 2.75%, 3/30/06                         2,018,692
--------------------------------------------------------------------------------
                                                                     16,628,787
--------------------------------------------------------------------------------

CLOTHING STORES -- 0.1%
--------------------------------------------------------------------------------
          750,000  Limited Brands, 6.95%,
                   3/1/33 (Acquired 2/13/03,
                   Cost $748,560)(1)                                    764,679
--------------------------------------------------------------------------------

COMPUTER HARDWARE &  BUSINESS MACHINES -- 0.1%
--------------------------------------------------------------------------------
          455,000  International Business
                   Machines Corp., 7.125%,
                   12/1/96                                              513,133
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE -- 0.2%
--------------------------------------------------------------------------------
          950,000  Goodrich Corp.,
                   7.625%, 12/15/12                                     998,307
--------------------------------------------------------------------------------

DIVERSIFIED -- 4.0%
--------------------------------------------------------------------------------
       11,826,000  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 4.87%,  2/22/11
                   (Acquired  5/23/02-1/3/03,
                   Cost $12,528,924)(1)                              13,137,904
--------------------------------------------------------------------------------
        6,050,000  Morgan Stanley TRACERS(SM),
                   7.78%, 3/1/32 (Acquired
                   3/15/02-8/28/02,
                   Cost $6,421,740)(1)                                6,946,913
--------------------------------------------------------------------------------

                                                                     20,084,817
--------------------------------------------------------------------------------

ELECTRICAL UTILITIES -- 2.0%
--------------------------------------------------------------------------------
          550,000  Calpine Corp.,
                   8.25%, 8/15/05                                       365,750
--------------------------------------------------------------------------------
        1,000,000  Carolina Power & Light Co.,
                   6.50%, 7/15/12                                     1,126,452
--------------------------------------------------------------------------------
        1,500,000  Cilcorp, Inc., 8.70%, 10/15/09                     1,826,787
--------------------------------------------------------------------------------
        1,000,000  Constellation Energy
                   Group Inc., 7.00%, 4/1/12                          1,126,093
--------------------------------------------------------------------------------
        2,300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    2,328,656
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 1,000,000  Dominion Resources Inc.,
                   5.00%, 3/15/13                               $      989,709
--------------------------------------------------------------------------------
        1,750,000  Pepco Holdings Inc., 6.45%,
                   8/15/12 (Acquired 9/3/02,
                   Cost $1,745,398)(1)                               1,903,844
--------------------------------------------------------------------------------
          750,000  Virginia Electric and Power
                   Company, 4.75%, 3/1/13                              756,355
--------------------------------------------------------------------------------
                                                                    10,423,646
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 1.0%
--------------------------------------------------------------------------------
          800,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                      983,924
--------------------------------------------------------------------------------
        1,000,000  Burlington Resources
                   Finance Co., 6.50%, 12/1/11                       1,128,681
--------------------------------------------------------------------------------
        1,500,000  Conoco Funding Co.,
                   6.35%, 10/15/11                                   1,698,786
--------------------------------------------------------------------------------
        1,500,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                    1,500,872
--------------------------------------------------------------------------------
                                                                     5,312,263
--------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 0.8%
--------------------------------------------------------------------------------
        1,400,000  Waste Management Inc.,
                   7.00%, 10/15/06                                   1,545,779
--------------------------------------------------------------------------------
        2,200,000  Waste Management Inc.,
                   6.375%, 11/15/12                                  2,351,466
--------------------------------------------------------------------------------
                                                                     3,897,245
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.4%
--------------------------------------------------------------------------------
        1,500,000  American General Finance
                   Corp., Series H, 4.50%,
                   11/15/07                                          1,562,658
--------------------------------------------------------------------------------
        2,700,000  Associates Corp., N.A.,
                   6.00%, 7/15/05                                    2,927,369
--------------------------------------------------------------------------------
        2,000,000  Caterpillar Financial Services
                   Corp., 2.59%, 7/15/06                             2,000,240
--------------------------------------------------------------------------------
        1,000,000  Countrywide Home
                   Loans Inc., 4.25%, 12/19/07                       1,025,767
--------------------------------------------------------------------------------
        1,250,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                   1,148,948
--------------------------------------------------------------------------------
        2,000,000  General Electric Capital
                   Corp., Series A, MTN,
                   6.00%, 6/15/12                                    2,184,871
--------------------------------------------------------------------------------
        2,000,000  General Electric Co.,
                   5.00%, 2/1/13                                     2,049,274
--------------------------------------------------------------------------------
        1,100,000  General Motors Acceptance
                   Corp., 6.875%, 9/15/11                            1,088,666
--------------------------------------------------------------------------------
          550,000  Household Finance Corp.,
                   6.75%, 5/15/11                                      611,935
--------------------------------------------------------------------------------
        1,600,000  John Deere Capital Corp.,
                   5.10%, 1/15/13                                    1,638,389
--------------------------------------------------------------------------------
        1,000,000  Marsh & McLennan
                   Companies Inc., 4.85%,
                   2/15/13                                           1,017,014
--------------------------------------------------------------------------------
                                                                    17,255,131
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                         7

Diversified Bond - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER -- 0.5%
--------------------------------------------------------------------------------
      $ 1,100,000  Abitibi-Consolidated
                   Finance LP, 7.875%, 8/1/09                    $    1,160,616
--------------------------------------------------------------------------------
        1,250,000  International Paper Co.,
                   5.85%, 10/30/12
                   (Acquired 10/24/02,
                   Cost $1,248,038)(1)                                1,320,751
--------------------------------------------------------------------------------
                                                                      2,481,367
--------------------------------------------------------------------------------

GAS & WATER UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          500,000  Columbia Energy Group,
                   6.80%, 11/28/05                                      548,161
--------------------------------------------------------------------------------
        1,100,000  Sempra Energy, 6.00%, 2/1/13                       1,152,718
--------------------------------------------------------------------------------
                                                                      1,700,879
--------------------------------------------------------------------------------

HOME PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
        1,800,000  Dial Corp., 7.00%, 8/15/06                         1,989,263
--------------------------------------------------------------------------------

HOTELS -- 0.4%
--------------------------------------------------------------------------------
        1,900,000  Park Place Entertainment
                   Corp., 7.875%, 12/15/05                            1,957,000
--------------------------------------------------------------------------------

INDUSTRIAL PARTS -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  Tyco International Group SA,
                   6.125%, 1/15/09                                      945,000
--------------------------------------------------------------------------------

INVESTMENT TRUSTS -- 3.4%
--------------------------------------------------------------------------------
          157,500  iShares GS $ InvesTop
                   Corporate Bond Fund(2)                            17,356,499
--------------------------------------------------------------------------------

LEISURE -- 0.2%
--------------------------------------------------------------------------------
        1,100,000  MGM Mirage Inc.,
                   6.75%, 2/1/08                                      1,133,000
--------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE -- 0.4%
--------------------------------------------------------------------------------
        2,200,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $2,199,956)(1)                        2,230,351
--------------------------------------------------------------------------------

MEDIA -- 2.0%
--------------------------------------------------------------------------------
        1,600,000  AOL Time Warner Inc.,
                   7.625%, 4/15/31                                    1,703,950
--------------------------------------------------------------------------------
          700,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                               798,284
--------------------------------------------------------------------------------
        1,000,000  Comcast Corp.,
                   5.85%, 1/15/10                                     1,037,707
--------------------------------------------------------------------------------
        1,500,000  Comcast Corp.,
                   5.50%, 3/15/11                                     1,505,409
--------------------------------------------------------------------------------
          700,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       775,968
--------------------------------------------------------------------------------
        1,000,000  CSC Holdings Inc.,
                   7.25%, 7/15/08                                       990,000
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   7.625%, 7/15/18                                      486,250
--------------------------------------------------------------------------------
        1,000,000  News America Holdings,
                   7.75%, 1/20/24                                     1,116,160
--------------------------------------------------------------------------------
        1,500,000  USA Interactive,
                   7.00%, 1/15/13                                     1,600,883
--------------------------------------------------------------------------------
                                                                     10,014,611
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
      $ 1,500,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                $    1,720,670
--------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  DaimlerChrysler N.A. Holding
                   Corp., 4.75%, 1/15/08                             1,015,104
--------------------------------------------------------------------------------
          350,000  General Motors Corp.,
                   7.00%, 6/15/03                                      353,881
--------------------------------------------------------------------------------
                                                                     1,368,985
--------------------------------------------------------------------------------

OIL SERVICES -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  Pemex Project Funding
                   Master Trust, 7.375%,
                   12/15/14                                          1,028,750
--------------------------------------------------------------------------------

RESTAURANTS -- 0.5%
--------------------------------------------------------------------------------
        2,150,000  Tricon Global Restaurants, Inc.,
                   8.875%, 4/15/11                                   2,434,875
--------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT -- 1.0%
--------------------------------------------------------------------------------
        1,200,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                     1,267,493
--------------------------------------------------------------------------------
        1,800,000  Merrill Lynch & Co. Inc.,
                   5.35%, 6/15/04                                    1,883,045
--------------------------------------------------------------------------------
        2,000,000  Morgan Stanley,
                   3.625%, 4/1/08                                    1,994,118
--------------------------------------------------------------------------------
                                                                     5,144,656
--------------------------------------------------------------------------------

TELEPHONE -- 0.8%
--------------------------------------------------------------------------------
          260,000  AT&T Broadband Corp.,
                   8.375%, 3/15/13                                     308,698
--------------------------------------------------------------------------------
           26,000  AT&T Corp., 6.00%, 3/15/09                           26,154
--------------------------------------------------------------------------------
        1,400,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                    1,576,838
--------------------------------------------------------------------------------
          400,000  Verizon Pennsylvania Inc.,
                   Series A, 5.65%, 11/15/11                           427,437
--------------------------------------------------------------------------------
        2,000,000  Verizon Virginia Inc.,
                   4.625%, 3/15/13                                   1,978,280
--------------------------------------------------------------------------------
                                                                     4,317,407
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS -- 0.2%
--------------------------------------------------------------------------------
          900,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                    1,008,413
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $127,013,838)                                                132,709,734
--------------------------------------------------------------------------------

 U.S. TREASURY SECURITIES -- 24.8%

        8,000,000  U.S. Treasury Bonds,
                   9.25%, 2/15/16                                   11,891,256
--------------------------------------------------------------------------------
       10,150,000  U.S. Treasury Bonds,
                   6.375%, 8/16/27                                  12,188,729
--------------------------------------------------------------------------------
       11,466,800  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/07                           12,620,658
--------------------------------------------------------------------------------
        2,249,080  U.S. Treasury Inflation Indexed
                   Notes, 3.625%, 1/15/08                            2,517,917
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
     8

Diversified Bond - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $10,104,200  U.S. Treasury Inflation
                   Indexed Notes, 3.00%,
                   7/15/12                                       $   10,997,795
--------------------------------------------------------------------------------
       34,000,000  U.S. Treasury Notes,
                   2.25%, 7/31/04(3)                                 34,447,610
--------------------------------------------------------------------------------
        5,000,000  U.S. Treasury Notes,
                   1.75%, 12/31/04                                    5,030,275
--------------------------------------------------------------------------------
        5,000,000  U.S. Treasury Notes,
                   1.50%, 2/28/05                                     5,003,520
--------------------------------------------------------------------------------
       14,400,000  U.S. Treasury Notes,
                   4.625%, 5/15/06                                   15,522,754
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Notes,
                   3.00%, 11/15/07                                      101,406
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Notes,
                   3.00%, 2/15/08                                       101,203
--------------------------------------------------------------------------------
       14,000,000  U.S. Treasury Notes,
                   4.75%, 11/15/08                                   15,262,198
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Notes,
                   4.00%, 11/15/12                                      101,477
--------------------------------------------------------------------------------
          300,000  U.S. Treasury Notes,
                   3.875%, 2/15/13                                      301,348
--------------------------------------------------------------------------------
        1,050,000  U.S. Treasury Notes,
                   5.375%, 2/15/31                                    1,136,134
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $124,951,023)                                                 127,224,280
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES(4) -- 22.4%

        7,000,000  FHLMC, 5.00%, settlement
                   date 5/19/03(5)                                    7,175,000
--------------------------------------------------------------------------------
       10,286,821  FHLMC, 6.50%,
                   2/1/09 to 6/1/31                                  10,767,590
--------------------------------------------------------------------------------
        1,780,418  FHLMC, 6.00%, 1/1/13                               1,865,556
--------------------------------------------------------------------------------
          987,516  FHLMC, 7.00%,
                   11/1/13 to 8/1/29                                  1,049,122
--------------------------------------------------------------------------------
           24,345  FHLMC, 8.50%, 10/1/26                                 26,452
--------------------------------------------------------------------------------
          546,924  FHLMC, 7.50%, 8/1/29                                 583,948
--------------------------------------------------------------------------------
       14,250,000  FNMA, 5.50%, settlement
                   date 4/14/03(5)                                   14,552,812
--------------------------------------------------------------------------------
        5,000,000  FNMA, 6.00%, settlement
                   date 4/14/03(5)                                    5,184,375
--------------------------------------------------------------------------------
        7,000,000  FNMA, 5.00%, settlement
                   date 4/21/03(5)                                    7,190,316
--------------------------------------------------------------------------------
       28,263,318  FNMA, 6.00%,
                   2/1/09 to 11/1/32                                 29,402,466
--------------------------------------------------------------------------------
        8,908,650  FNMA, 5.50%, 12/1/16                               9,258,556
--------------------------------------------------------------------------------
        3,984,170  FNMA, 6.50%,
                   1/1/26 to 1/1/32                                   4,164,561
--------------------------------------------------------------------------------
       14,207,276  FNMA, 7.00%,
                   12/1/27 to 6/1/32                                 14,988,374
--------------------------------------------------------------------------------
        2,523,877  FNMA, 7.50%,
                   4/1/28 to 9/1/30                                   2,692,310
--------------------------------------------------------------------------------
          732,147  GNMA, 7.50%,
                   8/20/17 to 2/15/28                                   784,890
--------------------------------------------------------------------------------
        3,025,726  GNMA, 7.00%,
                   11/15/22 to 5/15/31                                3,217,034
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $   115,628   GNMA, 8.75%, 3/15/25                         $      128,028
--------------------------------------------------------------------------------
          416,394   GNMA, 8.00%,
                    8/15/26 to 12/15/29                                 453,428
--------------------------------------------------------------------------------
        1,518,182   GNMA, 6.50%,
                    3/15/28 to 5/15/28                                1,599,499
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $111,495,599)                                                 115,084,317
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 10.5%

       27,472,771  Commercial Mortgage
                   Acceptance Corp. STRIPS --
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.20%, 4/1/03(6)                    1,334,792
--------------------------------------------------------------------------------
        2,000,000  Credit-Based Asset Servicing
                   and Securitization, Series
                   2001 CB2, Class A2F,
                   5.97%, 3/25/19                                    2,057,478
--------------------------------------------------------------------------------
        6,500,000  FHLMC, Series 2561, Class UD,
                   4.00%, 4/15/15                                    6,649,643
--------------------------------------------------------------------------------
        9,100,000  FHLMC, Series 2580, Class JD
                   SEQ, 4.50%, 12/15/16                              9,296,219
--------------------------------------------------------------------------------
        1,137,350  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                    1,199,849
--------------------------------------------------------------------------------
        4,000,000  First Union National Bank
                   Commercial Mortgage,
                   Series 2002 C1, Class A2 SEQ,
                   6.14%, 2/12/34                                    4,432,192
--------------------------------------------------------------------------------
          141,934  FNMA REMIC, Series 1989-35,
                   Class G, 9.50%, 7/25/19                             161,787
--------------------------------------------------------------------------------
        4,851,329  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%, 6/25/31                      5,022,198
--------------------------------------------------------------------------------
        5,000,000  FNMA, Series 2002-91,
                   Class LK SEQ, 4.50%, 6/25/22                      5,133,240
--------------------------------------------------------------------------------
        4,959,196  FNMA, Series 2003-1,
                   Class A SEQ, 5.50%, 8/25/30                       5,172,482
--------------------------------------------------------------------------------
        2,000,000  FNMA, Series 2003-9,
                   Class BC SEQ, 5.00%, 2/25/22                      2,078,274
--------------------------------------------------------------------------------
       25,246,252  GE Capital Commercial
                   Mortgage Corp. STRIPS --
                   INTEREST, Series 2002-2A,  Class
                   X1, VRN, 0.33%, 4/1/03
                   (Acquired 8/7/02,
                   Cost $957,062)(1)(6)                              1,003,412
--------------------------------------------------------------------------------
       22,551,604  GE Capital Commercial
                   Mortgage Corp. STRIPS --
                   INTEREST, Series 2002-2A,  Class
                   X2, VRN, 1.91%, 4/1/03
                   (Acquired 8/7/02,
                   Cost $2,037,850)(1)(6)                            1,910,572
--------------------------------------------------------------------------------
        2,254,714  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                   2,353,051
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          ------
                                                                          9

Diversified Bond - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $32,204,322  GMAC Commercial Mortgage
                   Securities Inc. STRIPS --
                   INTEREST, Series 1999 C1,
                   Class X, VRN, 0.85%, 4/1/03(6)                $    1,064,031
--------------------------------------------------------------------------------
        3,000,000  J.P. Morgan Chase
                   Commercial Mortgage
                   Securities Corp., Series
                   2002 FL1A, Class A2, VRN,
                   1.77%, 4/14/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.44% with
                   no caps (Acquired 4/3/02,
                   Cost $3,000,000)(1)                                3,000,831
--------------------------------------------------------------------------------
        2,040,363  Nationslink Funding Corp.,
                   Series 1998-2, Class A1
                   SEQ, 6.00%, 8/20/30                                2,194,220
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $52,782,824)                                                   54,064,271
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 5.1%

        3,500,000  FHLMC, 5.50%, 7/15/06                              3,849,321
--------------------------------------------------------------------------------
        2,000,000  FHLMC, 4.875%, 3/15/07                             2,169,580
--------------------------------------------------------------------------------
        5,000,000  FHLMC, 3.50%, 4/1/08                               5,049,950
--------------------------------------------------------------------------------
        4,550,000  FHLMC, 5.125%, 7/15/12                             4,874,087
--------------------------------------------------------------------------------
        1,900,000  FNMA, 5.50%, 2/15/06                               2,080,886
--------------------------------------------------------------------------------
        5,000,000  FNMA, 3.25%, 1/15/08                               5,066,710
--------------------------------------------------------------------------------
        2,000,000  FNMA, 6.00%, 5/15/11                               2,279,296
--------------------------------------------------------------------------------
        1,000,000  FNMA MTN, 5.74%, 1/21/09                           1,032,447
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $25,307,926)                                                   26,402,277
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(4) -- 3.5%

          506,230  AmeriCredit Automobile
                   Receivables Trust,
                   Series 1999 D, Class A3 SEQ,
                   7.02%, 12/12/05                                      518,181
--------------------------------------------------------------------------------
          568,318  CIT RV Trust, Series 1997 A,
                   Class A6 SEQ, 6.35%, 4/15/11                         588,517
--------------------------------------------------------------------------------
          552,292  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                         568,538
--------------------------------------------------------------------------------
          393,949  Countrywide Asset-Backed
                   Certificates, Series 2001-1,
                   Class AF3, 6.10%, 8/25/26                            394,904
--------------------------------------------------------------------------------
        4,000,000  CPL Transition Funding LLC,
                   Series 2002-1, Class A4 SEQ,
                   5.96%, 7/15/15                                     4,424,540
--------------------------------------------------------------------------------
        1,300,000  Detroit Edison Securitization
                   Funding LLC, Series 2001-1,
                   Class A4 SEQ, 6.19%, 3/1/13                        1,467,766
--------------------------------------------------------------------------------
        1,500,000  Ford Credit Auto Owner Trust,
                   4.79%, 11/15/06                                    1,566,020
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $   912,484  Long Beach Asset Holdings
                   Corporation, Series 2002-2,
                   Class SC, 8.50%, 7/25/32
                   (Acquired 6/6/02,
                   Cost $909,795)(1)                            $      913,893
--------------------------------------------------------------------------------
           22,649  Money Store (The) Home
                   Equity Trust, Series 1997 C,
                   Class AF6 SEQ,
                   6.67%, 2/15/25                                       22,678
--------------------------------------------------------------------------------
          584,829  Onyx Automobile Receivables,
                   Series 2002 A, 13.61%,
                   10/20/08                                            581,905
--------------------------------------------------------------------------------
        4,000,000  Peco Energy Transition Trust,
                   Series 1999 A, Class A6 SEQ,
                   6.05%, 3/1/09                                     4,432,300
--------------------------------------------------------------------------------
        2,500,000  Residential Funding Mortgage
                   Securities II, Series 2002
                   HS2, Class A4 SEQ, 5.24%,
                   3/25/17                                           2,594,013
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $17,188,664)                                                  18,073,255
-------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS &
AGENCIES -- 1.4%

        2,000,000  Province of Ontario,
                   3.50%, 9/17/07                                    2,053,086
--------------------------------------------------------------------------------
        1,500,000  Province of Quebec,
                   7.50%, 9/15/29                                    1,903,578
--------------------------------------------------------------------------------
        3,000,000  Republic of Italy,
                   2.50%, 3/31/06                                    3,022,707
--------------------------------------------------------------------------------
TOTAL SOVEREIGN  GOVERNMENTS & AGENCIES
(Cost $6,849,475)                                                    6,979,371
--------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS -- 6.4%

        7,977,000  FHLB Discount Notes,
                   0.96%, 4/1/03(7)                                  7,977,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a
joint trading  account at 1.20%, dated 3/31/03,
due 4/1/03 (Delivery value $24,554,818)(3)                          24,554,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $32,531,000)                                                  32,531,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $498,120,349)                                               $513,068,505
================================================================================

See Notes to Financial Statements.                                  (continued)

------
    10

Diversified Bond - Schedule of Investments

MARCH 31, 2003

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corp.

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity, unless otherwise noted.
Rate shown is  effective March 31, 2003.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at March 31, 2003, was
     $33,133,150, which represented 6.7% of net assets.

(2)  Security is an exchange-traded bond fund. Quantity
     indicated reflects the number of shares owned.

(3)  Security, or a portion thereof, has been segregated for Forward
     Commitments.

(4)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(5)  Forward Commitment.

(6)  Final maturity used for purposes of calculating the weighted average maturity.

(7)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

                                                                          ------
                                                                          11

High-Yield - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
------------------------------------------------------------------------------------------------------------
                                                                                          CSFB HIGH YIELD
                                                                 HIGH-YIELD                  INDEX II(2)
------------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 9/30/97)
------------------------------------------------------------
   5 months(1)                                                     9.61%                      13.93%
------------------------------------------------------------------------------------------------------------
   1 Year                                                          5.90%                       7.52%
------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------
   3 Years                                                        -1.03%                       3.86%
------------------------------------------------------------------------------------------------------------
   5 Years                                                        -0.93%                       2.13%
------------------------------------------------------------------------------------------------------------
   Life of Class                                                   0.34%                       2.89%
------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS (INCEPTION 3/8/02)
------------------------------------------------------------
   5 months(1)(3)                                                  9.63%                      13.93%
------------------------------------------------------------------------------------------------------------
   1 Year                                                          5.76%                       7.52%
------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------

   Life of Class                                                   6.24%                      9.17%(4)
============================================================================================================

                                          HIGH-YIELD               HIGH-YIELD              CSFB HIGH YIELD
                                      (NO SALES CHARGES*)     (WITH SALES CHARGES*)          INDEX II(2)
------------------------------------------------------------------------------------------------------------
A CLASS (INCEPTION 1/31/03)
------------------------------------------------------------
   Life of Class(1)(3)                    3.74%                   -0.90%                       4.07%
------------------------------------------------------------------------------------------------------------
B CLASS (INCEPTION 1/31/03)
------------------------------------------------------------
   Life of Class(1)(3)                    3.64%                   -1.36%                       4.07%
------------------------------------------------------------------------------------------------------------
C CLASS (INCEPTION 12/10/01)
------------------------------------------------------------
   5 months(1)                            9.28%                    8.53%                      13.93%
------------------------------------------------------------------------------------------------------------
   1 Year                                 5.12%                    5.12%                       7.52%
------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------
   Life of Class                          4.99%                    4.99%                       7.62%(5)
------------------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see Share Class Information on pages 1 and 2 for more about the applicable sales charges for each share class.)
The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Returns for periods less than one year are not annualized. The fund's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was October 31.

(2) On May 31, 2001, the Donaldson, Lufkin, & Jenrette (DLJ) High Yield Index,
    the fund's benchmark since inception, became known as the Credit Suisse
    First Boston (CSFB) High Yield Index II.

(3) Class returns would have been lower if service and distribution fees had not been waived from 1/3/03 to 3/31/03 for the Advisor Class shares, and from 2/1/03 to 2/14/03 and 2/13/03 for the A and B Class shares, respectively.

(4) Since 2/28/02, the date nearest the class's inception for which data are available.

(5) Since 11/30/01, the date nearest the class's inception for which data are available.

See pages 47-50 for information about returns and the comparative index.

                                                                    (continued)

------
    12

High-Yield - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended March 31
---------------------------------------------------------------------------------------------
                                 1998*     1999       2000       2001       2002      2003
---------------------------------------------------------------------------------------------
High-Yield                       6.76%    -2.41%      0.90%     -8.15%    -0.33%      5.90%
---------------------------------------------------------------------------------------------
CSFB High Yield Index II         5.29%    -0.73%     -0.10%      0.75%     3.41%      7.52%
---------------------------------------------------------------------------------------------

* From 9/30/97 (the class's inception date) to 3/31/98. Not annualized.

 LIPPER RANKINGS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------------------------
                                                               HIGH CURRENT YIELD FUNDS(1)
                                       HIGH-YIELD         AVERAGE RETURN          FUND'S RANKING
--------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 9/30/97)
-------------------------------------------------------
   1 Year                                5.90%                2.71%                76 out of 379
--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------
   3 Years                              -1.03%               -0.44%               199 out of 310
--------------------------------------------------------------------------------------------------
   5 Years                              -0.93%               -1.02%               108 out of 209
--------------------------------------------------------------------------------------------------
   Life of Class                         0.34%               -0.04%                91 out of 178
--------------------------------------------------------------------------------------------------

(1) According to Lipper Inc., an independent mutual fund ranking service. See page 47 for more information about Lipper fund rankings.

The charts on the performance pages give historical return data for High-Yield.
Returns for the CSFB High Yield Index II are provided for comparison.
High-Yield's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          ------
                                                                          13

High-Yield - Portfolio Commentary

By Michael Difley, portfolio manager

PERFORMANCE SUMMARY

This portfolio commentary covers primarily the five months ended  March 31,
2003, because it's part of High-Yield's first shareholder report since it switched to a March 31 fiscal year end. (Before 2003, the fund's fiscal year end was October 31.)

During the abbreviated reporting period, the fund returned 9.61%* as high-yield securities came strongly back into favor. However, some of the same holdings that allowed High-Yield to finish among the top 15% of its Lipper group for calendar 2002 weighed on the fund's relative performance in the final months of last year, and the first quarter of 2003 (when compared with its benchmark, the
CSFB High Yield Index II).

ECONOMIC & MARKET CONDITIONS

Geopolitical uncertainties held sway over the financial markets during the reporting period, causing extreme volatility. Some of that uncertainty was resolved in mid-March when coalition forces finally entered Iraq.

Worries about a possible "double-dip" recession also caused volatility. During

PORTFOLIO AT A GLANCE
                                          AS OF 3/31/03
----------------------------------------------------------------------
Net Assets                                $79.3 million
----------------------------------------------------------------------
                                  3/31/03              10/31/02
----------------------------------------------------------------------
Weighted Average
Maturity                         5.7 years             5.2 years
----------------------------------------------------------------------
Average Duration                 3.6 years             3.7 years
----------------------------------------------------------------------
Expense Ratio
(for Investor Class)             0.88%(1)              0.90%
----------------------------------------------------------------------

(1) Annualized.

YIELDS AS OF MARCH 31, 2003

30-DAY SEC YIELD
---------------------------------------------------------------------
Investor Class                                         7.43%
---------------------------------------------------------------------
Advisor Class                                          8.39%
---------------------------------------------------------------------
A Class                                                6.85%
---------------------------------------------------------------------
B Class                                                6.43%
---------------------------------------------------------------------
C Class                                                6.68%
---------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE (ADR)
---------------------------------------------------------------------
Investor Class                                         8.33%
---------------------------------------------------------------------
Advisor Class                                          9.21%
---------------------------------------------------------------------
A Class                                                8.08%
---------------------------------------------------------------------
B Class                                                7.32%
---------------------------------------------------------------------
C Class                                                7.57%
---------------------------------------------------------------------

the fourth quarter of 2002 and the  first quarter of 2003, annualized U.S.
economic growth was less than 2%. Business spending on new equipment and technology was tepid, consumer confidence slipped, the manufacturing sector displayed renewed weakness, and labor market conditions looked bleak. On the bright side, inflation (excluding volatile food and energy components) was tame.

Collectively, these conditions led the Federal Reserve (the Fed) to reduce its short-term benchmark interest rate target to 1.25% in November 2002. But by early 2003, even the Fed acknowledged that the economic outlook had become too clouded to predict.

High-yield corporate bonds -- which tend to act like a mix of stocks and bonds
-- achieved impressive returns in spite of those challenges. High-yield bonds issued by media, technology, telecommunications, and utilities companies generally outperformed,  as did bonds toward the bottom of  the high-yield credit spectrum. New high-yield bond issuance remained

*All fund returns and yields referenced in this commentary are for Investor
Class shares.

Investment terms are defined in the Glossary.                       (continued)

------
    14

High-Yield - Portfolio Commentary

fairly light, while investor demand sharply increased.

In another encouraging sign, the trailing 12-month global default rate from
Moody's (an independent research company) continued to decline. Through
March 2003, the default rate was an estimated 6.9%, down from January
2002's recent cycle peak of 10.7%.

PORTFOLIO COMPOSITION

Some of High-Yield's better-performing bonds were in telecommunications (the sector rose 16% for the first quarter of 2003 after declining more than 30% in calendar 2002). In this sector, the fund benefited from securities issued by
Nextel Communications and Nextel Partners. The portfolio's utilities bonds, such as those issued by Calpine, helped as well. The sector rose 18% in the first quarter of 2003 after falling nearly 17% in calendar 2002.

Another top-performing high-yield sector was technology, which jumped more than
18% during the first quarter of 2003 after a slightly positive return for calendar 2002. We owned securities

PORTFOLIO COMPOSITION BY CREDIT RATING

                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03              10/31/02
-------------------------------------------------------------------------------
AAA                                          7%                   14%
-------------------------------------------------------------------------------
BBB                                          4%                    6%
-------------------------------------------------------------------------------
BB                                          29%                   27%
-------------------------------------------------------------------------------
B                                           52%                   44%
-------------------------------------------------------------------------------
CCC                                          8%                    7%
-------------------------------------------------------------------------------
CC                                           --                    1%
-------------------------------------------------------------------------------
C                                            --                    1%
-------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 48 for more information.

TOP FIVE INDUSTRIES

                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03              10/31/02
-------------------------------------------------------------------------------
Leisure                                     11.6%                 10.4%
-------------------------------------------------------------------------------
Media                                       11.3%                  9.0%
-------------------------------------------------------------------------------
Construction &
Real Property                                8.5%                 10.6%
-------------------------------------------------------------------------------
Energy Reserves &
Production                                   4.7%                  7.7%
-------------------------------------------------------------------------------
Forest Products & Paper                      4.4%                  4.7%
-------------------------------------------------------------------------------

issued by Amkor Technology and Flextronics International, which performed well. Advertising/information services, where we held bonds issued by RH
Donnelley, performed well too (up more than 7% as an industry during the first quarter of 2003, after posting a similar gain for calendar 2002).

On the other end of the return spectrum were some of last year's better performers, which ran out of gas. Gaming bonds (up roughly 15% in calendar 2002, but up a more modest 2% in the first quarter of 2003) were one example. Our holdings included bonds issued by Alliance Gaming, Mandalay Resort, and Venetian
Casino Resort. These securities generally produced gains, but underperformed those from more volatile and aggressive industries.

OUTLOOK

Although the near-term economic outlook remains clouded, we believe conditions for the corporate high-yield market should continue to slowly improve.
Regardless, we plan to use the same disciplined, bottom-up approach to security selection that served High-Yield so well in calendar year 2002.

                                                                          ------
                                                                          15

Investment terms are defined in the Glossary.

High-Yield - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 90.9%

APPAREL & TEXTILES -- 1.1%
--------------------------------------------------------------------------------
       $  800,000  Supreme International Corp.,
                   12.25%, 4/1/06                                 $     852,000
--------------------------------------------------------------------------------
CHEMICALS -- 4.0%
--------------------------------------------------------------------------------
          600,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      571,500
--------------------------------------------------------------------------------
        1,000,000  Huntsman ICI Chemicals,
                   13.17%, 12/31/09(1)                                  255,000
--------------------------------------------------------------------------------
          750,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08 (Acquired  11/25/02-3/18/03,
                   Cost $735,000)(2)                                    731,250
--------------------------------------------------------------------------------
        1,400,000  United Industries Corp.,
                   Series B, 9.875%, 4/1/09                           1,466,500
--------------------------------------------------------------------------------
                                                                      3,024,250
--------------------------------------------------------------------------------
CLOTHING STORES -- 1.3%
--------------------------------------------------------------------------------
          500,000  Gap Inc., 5.625%, 5/1/03                             500,625
--------------------------------------------------------------------------------
          500,000  Tommy Hilfiger USA Inc.,
                   6.50%, 6/1/03                                        505,000
--------------------------------------------------------------------------------
                                                                      1,005,625
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 0.7%
--------------------------------------------------------------------------------
          500,000  Apple Computer Inc.,
                   6.50%, 2/15/04                                       512,500
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 8.5%
--------------------------------------------------------------------------------
          500,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       537,500
--------------------------------------------------------------------------------
          655,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             682,838
--------------------------------------------------------------------------------
          250,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      263,125
--------------------------------------------------------------------------------
          400,000  Integrated Electric Services,
                   9.375%, 2/1/09                                       386,000
--------------------------------------------------------------------------------
          600,000  KB Home, 9.50%, 2/15/11                              649,500
--------------------------------------------------------------------------------
          500,000  Meritage Corporation,
                   9.75%, 6/1/11                                        530,000
--------------------------------------------------------------------------------
          500,000  Nortek Inc., 9.25%, 3/15/07                          516,875
--------------------------------------------------------------------------------
          500,000  Nortek Inc., 9.875%, 6/15/11                         522,500
--------------------------------------------------------------------------------
          550,000  Schuler Homes, 10.50%, 7/15/11                       602,250
--------------------------------------------------------------------------------
          500,000  Standard Pacific Corp.,
                   9.25%, 4/15/12                                       511,250
--------------------------------------------------------------------------------
          750,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     768,749
--------------------------------------------------------------------------------
          550,000  William Lyon Homes,
                   10.75%, 4/1/13                                       545,875
--------------------------------------------------------------------------------
                                                                      6,516,462
--------------------------------------------------------------------------------

Principal Amount                                                        Value
-------------------------------------------------------------------------------

CONSUMER DURABLES -- 1.0%
-------------------------------------------------------------------------------
       $  750,000  Sealy Mattress Co.,
                   Series B, 10.875%, 12/15/07                   $     788,438
-------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 1.1%
-------------------------------------------------------------------------------
          300,000  Goodrich Corp.,
                   7.625%, 12/15/12                                    315,255
-------------------------------------------------------------------------------
          500,000  K&F Industries, Series B,
                   9.625%, 12/15/10                                    532,500
-------------------------------------------------------------------------------
                                                                       847,755
-------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.3%
-------------------------------------------------------------------------------
          450,000  Saks Inc., 7.00%, 7/15/04                           462,375
-------------------------------------------------------------------------------
          525,000  Saks Inc., 8.25%, 11/15/08                          536,813
-------------------------------------------------------------------------------
                                                                       999,188
-------------------------------------------------------------------------------
DIVERSIFIED -- 5.3%
-------------------------------------------------------------------------------
        4,104,000  Lehman Brothers TRAINS(SM),
                   8.65%, 2/1/12 (Acquired  5/17/02-8/27/02,
                   Cost $3,832,276)(2)                               4,080,510
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.3%
-------------------------------------------------------------------------------
          400,000  Flextronics International Ltd.,
                   9.875%, 7/1/10                                      445,500
-------------------------------------------------------------------------------
          500,000  Flextronics International Ltd.,
                   Series B, 8.75%, 10/15/07                           525,625
-------------------------------------------------------------------------------
                                                                       971,125
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.6%
-------------------------------------------------------------------------------
          800,000  Calpine Canada Energy Finance,
                   8.50%, 5/1/08                                       464,000
-------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 4.7%
-------------------------------------------------------------------------------
          500,000  Belco Oil & Gas Corp.,
                   8.875%, 9/15/07                                     526,250
-------------------------------------------------------------------------------
          650,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                     698,750
-------------------------------------------------------------------------------
          500,000  Chesapeake Energy Corp.,
                   8.375%, 11/1/08                                     531,250
-------------------------------------------------------------------------------
          600,000  Magnum Hunter Resources Inc.,
                   9.60%, 3/15/12                                      646,500
-------------------------------------------------------------------------------
          625,000  Nuevo Energy Co., 9.50%, 6/1/08                     646,875
-------------------------------------------------------------------------------
          500,000  XTO Energy Inc., Series B,
                   8.75%, 11/1/09                                      525,000
-------------------------------------------------------------------------------
                                                                     3,574,625
-------------------------------------------------------------------------------
ENTERTAINMENT -- 1.7%
-------------------------------------------------------------------------------
          200,000  Cinemark USA Inc.,
                   9.00%, 2/1/13 (Acquired
                   2/6/03, Cost $200,000)(2)                           213,500
-------------------------------------------------------------------------------
          500,000  Six Flags Inc., 8.88%, 4/1/03(3)                    489,375
-------------------------------------------------------------------------------
          650,000  Six Flags Inc., 8.875%, 2/1/10                      602,875
-------------------------------------------------------------------------------
                                                                     1,305,750
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
    16

High-Yield - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 3.5%
--------------------------------------------------------------------------------
       $  300,000  Allied Waste North America, Inc.,
                   Series B, 7.625%, 1/1/06                       $     305,625
--------------------------------------------------------------------------------
          850,000  Allied Waste North America, Inc.,
                   Series B, 10.00%, 8/1/09                             886,125
--------------------------------------------------------------------------------
          650,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13 (Acquired
                   1/21/03, Cost $656,000)(2)                           695,500
--------------------------------------------------------------------------------
          820,000  Newpark Resources,
                   8.625%, 12/15/07                                     815,900
--------------------------------------------------------------------------------
                                                                      2,703,150
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 4.4%
--------------------------------------------------------------------------------
          500,000  Ainsworth Lumber Co. Ltd.,
                   12.50%, 7/15/07                                      541,875
--------------------------------------------------------------------------------
          760,000  Fort James Corporation,
                   6.70%, 11/15/03                                      771,400
--------------------------------------------------------------------------------
          600,000  Pacifica Papers Inc.,
                   10.00%, 3/15/09                                      625,500
--------------------------------------------------------------------------------
          750,000  Riverwood International Corp.,
                   10.625%, 8/1/07                                      787,500
--------------------------------------------------------------------------------
          250,000  Tembec Industries Inc.,
                   8.625%, 6/30/09                                      257,188
--------------------------------------------------------------------------------
          350,000  Tembec Industries Inc.,
                   7.75%, 3/15/12                                       346,500
--------------------------------------------------------------------------------
                                                                      3,329,963
--------------------------------------------------------------------------------
GROCERY STORES -- 1.6%
--------------------------------------------------------------------------------
          600,000  Delhaize America Inc.,
                   8.125%, 4/15/11                                      612,000
--------------------------------------------------------------------------------
          600,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      615,000
--------------------------------------------------------------------------------
                                                                      1,227,000
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
          650,000  Central Garden and Pet Co.,
                   9.125%, 2/1/13 (Acquired
                   1/24/03-1/27/03,
                   Cost $658,750)(2)                                    682,500
--------------------------------------------------------------------------------
HOTELS -- 1.3%
--------------------------------------------------------------------------------
          500,000  Starwood Hotels & Resorts
                   Worldwide Inc., 6.75%, 11/15/03                      507,597
--------------------------------------------------------------------------------
          500,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,  5/1/12
                   (Acquired 10/15/02,
                   Cost $487,500)(2)                                    500,625
--------------------------------------------------------------------------------
                                                                      1,008,222
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.9%
--------------------------------------------------------------------------------
          100,000  Hexcel Corp., 9.875%,
                   10/1/08 (Acquired 3/7/03,
                   Cost $98,952)(2)                                     104,750
--------------------------------------------------------------------------------
          600,000  Tyco International Group SA,
                   6.375%, 10/15/11                                     564,000
--------------------------------------------------------------------------------
                                                                        668,750
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 3.3%
-------------------------------------------------------------------------------
       $  500,000  Graham Packaging Co.,
                   Series B, 8.75%, 1/15/08                      $     486,250
-------------------------------------------------------------------------------
        1,250,000  Graham Packaging Co.,
                   Series B, 10.75%, 1/15/09                         1,256,250
-------------------------------------------------------------------------------
          750,000  United Rentals North
                   America Inc., 10.75%, 4/15/08                       780,000
--------------------------------------------------------------------------------
                                                                     2,522,500
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 0.8%
-------------------------------------------------------------------------------
          500,000  RH Donnelley Finance Corp. I,
                   10.875%, 12/15/12
                   (Acquired 11/26/02-12/4/02,
                   Cost $516,875)(2)                                   573,750
-------------------------------------------------------------------------------
LEISURE -- 11.6%
-------------------------------------------------------------------------------
          750,000  Alliance Gaming Corp.,
                   10.00%, 8/1/07                                      789,375
-------------------------------------------------------------------------------
          500,000  Ameristar Casinos Inc.,
                   10.75%, 2/15/09                                     545,000
-------------------------------------------------------------------------------
          750,000  Hollywood Casino Corp.,
                   11.25%, 5/1/07                                      809,999
-------------------------------------------------------------------------------
          500,000  International Game Technology,
                   8.375%, 5/15/09                                     597,306
-------------------------------------------------------------------------------
          750,000  Isle of Capri Casinos,
                   8.75%, 4/15/09                                      776,250
-------------------------------------------------------------------------------
          750,000  Mandalay Resort Group,
                   6.75%, 7/15/03                                      757,500
-------------------------------------------------------------------------------
          600,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                     631,500
-------------------------------------------------------------------------------
          500,000  MGM Mirage Inc.,
                   6.75%, 2/1/08                                       515,000
-------------------------------------------------------------------------------
          750,000  Mohegan Tribal Gaming,
                   8.75%, 1/1/09                                       793,125
-------------------------------------------------------------------------------
          650,000  Park Place Entertainment Corp.,
                   9.375%, 2/15/07                                     697,125
-------------------------------------------------------------------------------
          250,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                     271,250
-------------------------------------------------------------------------------
          400,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                     410,000
-------------------------------------------------------------------------------
          650,000  Resorts International Hotel and
                   Casino Inc., 11.50%, 3/15/09                        568,750
-------------------------------------------------------------------------------
          750,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                     788,438
-------------------------------------------------------------------------------
                                                                     8,950,618
-------------------------------------------------------------------------------
MEDIA -- 10.6%
-------------------------------------------------------------------------------
          500,000  American Media Inc.,
                   8.875%, 1/15/11
                   (Acquired 1/16/03-1/30/03,
                   Cost $506,563)(2)                                   542,500
-------------------------------------------------------------------------------
          500,000  AMFM Inc., 8.00%, 11/1/08                           566,875
-------------------------------------------------------------------------------
          550,000  Charter Communications
                   Holdings Capital Corp.,
                   10.75%, 10/1/09                                     257,125
-------------------------------------------------------------------------------
          152,000  Charter Communications
                   Holdings LLC, 8.625%, 4/1/09                         71,060
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

                                                                          ------
                                                                          17

High-Yield - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                         Value
--------------------------------------------------------------------------------
       $  450,000  Comcast Cable Communications,
                   8.125%, 5/1/04                                 $     474,346
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   7.875%, 12/15/07                                     507,500
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   10.50%, 5/15/16                                      548,750
--------------------------------------------------------------------------------
          400,000  Dex Media East LLC,
                   9.875%, 11/15/09
                   (Acquired 10/30/02-11/12/02,
                   Cost $410,563)(2)                                    453,000
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC, 8.375%,
                   3/15/13 (Acquired 2/25/03,
                   Cost $504,688)(2)                                    553,750
--------------------------------------------------------------------------------
          850,000  Echostar DBS Corp.,
                   9.375%, 2/1/09                                       909,499
--------------------------------------------------------------------------------
        1,500,000  Imax Corp., 7.875%, 12/1/05                        1,297,499
--------------------------------------------------------------------------------
          700,000  Mediacom LLC, 8.50%, 4/15/08                         707,000
--------------------------------------------------------------------------------
          650,000  Shaw Communications Inc.,
                   8.25%, 4/11/10                                       672,750
--------------------------------------------------------------------------------
          500,000  USA Interactive, 7.00%, 1/15/13                      533,628
--------------------------------------------------------------------------------
                                                                      8,095,282
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
          650,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      666,250
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 0.9%
--------------------------------------------------------------------------------
          600,000  Express Scripts Inc.,
                   9.625%, 6/15/09                                      660,000
--------------------------------------------------------------------------------
MINING & METALS -- 1.4%
--------------------------------------------------------------------------------
          500,000  Ball Corp., 6.875%, 12/15/12
                   (Acquired 12/5/02,
                   Cost $500,000)(2)                                    518,125
--------------------------------------------------------------------------------
          250,000  BWAY Corp., 10.00%, 10/15/10
                   (Acquired 11/21/02,
                   Cost $250,000)(2)                                    263,750
--------------------------------------------------------------------------------
          250,000  Peabody Energy Corp., 6.875%,
                   3/15/13 (Acquired 3/14/03,
                   Cost $250,000)(2)                                    254,375
--------------------------------------------------------------------------------
                                                                      1,036,250
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.7%
--------------------------------------------------------------------------------

          500,000  Dana Corporation,
                   10.125%, 3/15/10                                     513,750
--------------------------------------------------------------------------------

          750,000  TRW Automotive Inc., 9.375%,
                   2/15/13 (Acquired 2/6/03,
                   Cost $750,000)(2)                                    753,750
--------------------------------------------------------------------------------
                                                                      1,267,500
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 1.0%
--------------------------------------------------------------------------------
          750,000  Key Components, Inc.,
                   10.50%, 6/1/08                                       731,250
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
OIL SERVICES -- 1.6%
--------------------------------------------------------------------------------
       $  500,000  Pemex Project Funding Master
                   Trust, 7.375%, 12/15/14  (Acquired 12/3/02,
                   Cost $491,660)(2)                             $     514,375
--------------------------------------------------------------------------------
          650,000  Pride International Inc.,
                   9.375%, 5/1/07                                      677,625
--------------------------------------------------------------------------------
                                                                     1,192,000
--------------------------------------------------------------------------------
PUBLISHING -- 2.4%
--------------------------------------------------------------------------------
          500,000  Cadmus Communications Corp.,
                   9.75%, 6/1/09                                       525,000
--------------------------------------------------------------------------------
          750,000  Hollinger International Publishing,
                   9.00%, 12/15/10 (Acquired  12/16/02-1/6/03,
                   Cost $754,375)(2)                                   796,875
--------------------------------------------------------------------------------
          500,000  Houghton Mifflin Co., 9.875%,
                   2/1/13 (Acquired 1/24/03,
                   Cost $496,100)(2)                                   542,500
--------------------------------------------------------------------------------
                                                                     1,864,375
--------------------------------------------------------------------------------
RESTAURANTS -- 0.7%
--------------------------------------------------------------------------------
          500,000  Yum! Brands Inc.,
                   7.65%, 5/15/08                                      540,000
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 0.6%
--------------------------------------------------------------------------------
          500,000  Amkor Technology Inc.,
                   9.25%, 5/1/06                                       492,500
--------------------------------------------------------------------------------
SPECIALTY STORES -- 4.0%
--------------------------------------------------------------------------------
          500,000  Autonation, Inc., 9.00%, 8/1/08                     530,000
--------------------------------------------------------------------------------
          850,000  Sonic Automotive Inc.,
                   11.00%, 8/1/08                                      911,625
--------------------------------------------------------------------------------
          850,000  Tuesday Morning Corp.,
                   Series B, 11.00%, 12/15/07                          885,064
--------------------------------------------------------------------------------
          750,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                     735,000
--------------------------------------------------------------------------------
                                                                     3,061,689
--------------------------------------------------------------------------------
TELEPHONE -- 1.0%
--------------------------------------------------------------------------------
          400,000  Qwest Capital Funding Inc.,
                   6.25%, 7/15/05                                      339,000
--------------------------------------------------------------------------------
          550,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                      426,250
--------------------------------------------------------------------------------
                                                                       765,250
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 3.2%
--------------------------------------------------------------------------------
          400,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                      448,184
--------------------------------------------------------------------------------
          750,000  Nextel Communications Inc.,
                   9.75%, 10/31/07                                     780,000
--------------------------------------------------------------------------------
          800,000  Nextel Partners Inc.,
                   11.75%, 2/1/04(3)                                   740,000
--------------------------------------------------------------------------------
          500,000  Nextel Partners Inc.,
                   11.00%, 3/15/10                                     492,500
--------------------------------------------------------------------------------
                                                                     2,460,684
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $67,014,968)                                                  69,441,711
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
    18

High-Yield - Schedule of Investments

MARCH 31, 2003

Shares/Principal Amount                                                 Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED
STOCKS & WARRANTS -- 1.4%

MEDIA -- 0.7%
--------------------------------------------------------------------------------
            5,000  Cablevision Systems Corp.,
                   Series H, 11.75%, 10/1/07                      $     515,000
--------------------------------------------------------------------------------
TELEPHONE(4)
--------------------------------------------------------------------------------
              875  Jazztel Plc Warrants(5)                                   --
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.7%
--------------------------------------------------------------------------------
              638  Dobson Communications Corp.,
                   PIK, 12.25%, 1/15/08                                 524,755
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED
STOCKS & WARRANTS
(Cost $1,023,070)                                                     1,039,755
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(6) -- 0.3%

       $  228,121  Long Beach Asset Holdings
                   Corporation, Series 2002-2,
                   Class SC, 8.50%, 7/25/32
                   (Acquired 6/6/02,
                   Cost $227,449)(2)
(Cost $227,670)                                                         228,473
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 7.4%

        5,652,000  FHLB Discount Notes,
                   0.96%, 4/1/03(7)
(Cost $5,652,000)                                                     5,652,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $73,917,708)                                                  $76,361,939
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

PIK = Payment in Kind. Coupon payments may be in the form of additional securities.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

(1)  Security is a zero-coupon bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at March 31, 2003, was
     $13,003,858, which represented 16.4% of net assets. None of the restricted securities were considered illiquid.

(3)  Step-coupon security. Yield to maturity at purchase is indicated.
     These securities become interest bearing at a predetermined rate and future date and are purchased at a substantial discount from their value at maturity.

(4)  Category is less than 0.05% of total investment securities.

(5)  Non-income producing.

(6)  Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(7)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

                                                                          ------
                                                                          19

Statement of Assets and Liabilities

MARCH 31, 2003
--------------------------------------------------------------------------------
                                                        DIVERSIFIED
                                                            BOND    HIGH-YIELD
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $498,120,349 and $73,917,708,
respectively)                                         $513,068,505   $76,361,93
----------------------------------------------------
Cash                                                            --      573,219
----------------------------------------------------
Receivable for investments sold                         16,577,500           --
----------------------------------------------------
Receivable for capital shares sold                         355,671      956,405
----------------------------------------------------
Interest and dividend receivable                         3,784,937    1,699,259
--------------------------------------------------------------------------------

                                                       533,786,613   79,590,822
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash           1,193,008           --
----------------------------------------------------
Payable for investments purchased                       38,856,298           --
----------------------------------------------------
Accrued management fees                                    212,482       55,436
----------------------------------------------------
Distribution fees payable                                    2,549           89
----------------------------------------------------
Service fees payable                                         2,488          146
----------------------------------------------------
Dividends payable                                          400,350      208,462
--------------------------------------------------------------------------------
                                                        40,667,175      264,133
--------------------------------------------------------------------------------

NET ASSETS                                            $493,119,438  $79,326,689
================================================================================

See Notes to Financial Statements.                                   (continued)

------
    20

Statement of Assets and Liabilities

MARCH 31, 2003
--------------------------------------------------------------------------------
                                                    DIVERSIFIED
                                                        BOND       HIGH-YIELD

NET ASSETS CONSIST OF:

Capital paid in                                    $477,363,665   $ 94,563,179
-------------------------------------------------
Undistributed net investment income                     157,208            --
-------------------------------------------------
Accumulated undistributed net realized gain
(loss) on investment transactions                       650,409    (17,680,721)
-------------------------------------------------
Net unrealized appreciation on investments           14,948,156      2,444,231
--------------------------------------------------------------------------------
                                                   $493,119,438   $ 79,326,689
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                         $198,835,058     $78,223,39
-------------------------------------------------
Shares outstanding                                   18,988,634     12,766,200
-------------------------------------------------
Net asset value per share                                $10.47          $6.13
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                         $281,997,612            N/A
-------------------------------------------------
Shares outstanding                                   26,930,828            N/A
-------------------------------------------------
Net asset value per share                                $10.47            N/A
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                          $11,566,875         $1,092
-------------------------------------------------
Shares outstanding                                    1,104,631            178
-------------------------------------------------
Net asset value per share                                $10.47          $6.13
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                             $293,611       $763,109
-------------------------------------------------
Shares outstanding                                       28,040        124,541
-------------------------------------------------
Net asset value per share                                $10.47          $6.13
-------------------------------------------------
Maximum offering price
(net asset value divided by 0.955)                       $10.96          $6.42
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                              $84,456        $56,536
-------------------------------------------------
Shares outstanding                                        8,066          9,227
-------------------------------------------------
Net asset value per share                                $10.47          $6.13
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                             $341,826       $282,554
-------------------------------------------------
Shares outstanding                                       32,644         46,114
-------------------------------------------------
Net asset value per share                                $10.47          $6.13
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          ------
                                                                          21

Statement of Operations

YEAR ENDED MARCH 31, 2003 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                                           DIVERSIFIED
                                                              BOND         HIGH-YIELD(1)      HIGH-YIELD(2)
INVESTMENT INCOME

INCOME:
---------------------------------------------------------
Interest                                                  $ 23,230,684      $ 2,257,562       $ 3,795,416
---------------------------------------------------------
Dividends                                                      169,371           43,394           124,303
-----------------------------------------------------------------------------------------------------------
                                                            23,400,055        2,300,956         3,919,719
-----------------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                              2,273,714          249,717           378,040
---------------------------------------------------------
Distribution fees:
---------------------------------------------------------
  Advisor Class                                                 26,991                1                 7
---------------------------------------------------------
  B Class                                                           57               33                --
---------------------------------------------------------
  C Class                                                          147              127               130
---------------------------------------------------------
Service fees:
---------------------------------------------------------
  Advisor Class                                                 26,991                1                 7
---------------------------------------------------------
  B Class                                                           19               11                --
---------------------------------------------------------
  C Class                                                           73               64                65
---------------------------------------------------------
Service and distribution fees -- A Class                            40              122                --
---------------------------------------------------------
Trustees' fees and expenses                                     14,969              840               826
---------------------------------------------------------
Other expenses                                                   8,501              724                --
-----------------------------------------------------------------------------------------------------------
                                                             2,351,502          251,640           379,075
---------------------------------------------------------
Amount waived                                                       (3)              (2)               --
-----------------------------------------------------------------------------------------------------------
                                                             2,351,499          251,638           379,075
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       21,048,556        2,049,318         3,540,644
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investment transactions          4,267,278          170,612       (10,266,173)
---------------------------------------------------------
Change in net unrealized appreciation on investments        16,216,033        3,837,003         6,969,610
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     20,483,311        4,007,615        (3,296,563)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $41,531,867       $6,056,933         $ 244,081
===========================================================================================================

(1) November 1, 2002 through March 31, 2003. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) Year ended October 31, 2002.

See Notes to Financial Statements.

------
    22

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2003 AND MARCH 31, 2002 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------

                                       DIVERSIFIED BOND                         HIGH-YIELD
-------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS               2003            2002           2003(1)        2002(2)        2001(2)

OPERATIONS

Net investment income            $ 21,048,556    $ 12,319,567    $ 2,049,318   $  3,540,644    $ 3,690,756
--------------------------------
Net realized gain (loss)            4,267,278       1,347,812        170,612    (10,266,173)    (2,770,719)
--------------------------------
Change in net unrealized
appreciation                       16,216,033      (8,390,494)     3,837,003      6,969,610     (2,214,753)
-------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations          41,531,867       5,276,885      6,056,933        244,081     (1,294,716)
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
--------------------------------
  Investor Class                   (8,792,995)     (2,949,851)    (2,043,284)    (3,538,405)    (3,863,968)
--------------------------------
  Institutional Class             (11,773,083)     (9,202,782)             --             --            --
--------------------------------
  Advisor Class                      (480,715)       (166,934)           (32)          (215)            --
--------------------------------
  A Class                                (588)             --         (3,921)             --            --
--------------------------------
  B Class                                (226)             --           (324)             --            --
--------------------------------
  C Class                                (949)             --         (1,757)        (2,024)            --
--------------------------------
From net realized gains:
--------------------------------
  Institutional Class                      --        (849,456)             --             --            --
-------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                (21,048,556)    (13,169,023)    (2,049,318)    (3,540,644)    (3,863,968)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase in net assets
from capital share transactions    89,162,915     250,867,858     24,997,106     19,468,245     14,182,630
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS        109,646,226     242,975,720     29,004,721     16,171,682      9,023,946

NET ASSETS

Beginning of period               383,473,212     140,497,492     50,321,968     34,150,286     25,126,340
-------------------------------------------------------------------------------------------------------------
End of period                    $493,119,438    $383,473,212    $79,326,689   $ 50,321,968   $ 34,150,286
=============================================================================================================

(1) November 1, 2002 through March 31, 2003. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) Year ended October 31, 2002, and year ended October 31, 2001, respectively

See Notes to Financial Statements.

                                                                          ------
                                                                          23

Notes to Financial Statements

MARCH 31, 2003

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (Diversified) and
High-Yield Fund (High-Yield) (the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940 Act. Diversified's investment objective is to obtain a high level of income by investing in non-money market debt securities. High-Yield's investment objective is to seek high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities. High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yield. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Diversified is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. High-Yield is authorized to issue the Investor Class, the Advisor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and  C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the A Class,
B Class and Diversified Bond's C Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds  will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net  realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

                                                                    (continued)

------
    24

Notes to Financial Statements

MARCH 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2925% to 0.4100% for Diversified Bond and from 0.5425% to 0.6600% for
High-Yield. The rates for the Complex Fee (Investor Class and A, B and C
Classes) range from 0.2900% to 0.3100%. The Institutional Class is 0.2000% less and the Advisor Class is 0.2500% less at each point within the Complex Fee range. For the period ended March 31, 2003, the effective annual management fees for the funds were as follows:

--------------------------------------------------------------------------------
                                     DIVERSIFIED
                                        BOND                  HIGH-YIELD
--------------------------------------------------------------------------------
Investor Class                         0.63%                     0.88%
--------------------------------------------------------------------------------
Institutional Class                    0.43%                      N/A
--------------------------------------------------------------------------------
Advisor Class                          0.38%                     0.63%
--------------------------------------------------------------------------------
A Class                                0.63%                     0.88%
--------------------------------------------------------------------------------
B Class                                0.63%                     0.88%
--------------------------------------------------------------------------------
C Class                                0.63%                     0.88%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:
-------------------------------------------------------------------------------
                                 ADVISOR               B              C
-------------------------------------------------------------------------------
Distribution Fee                 0.25%              0.75%           0.50%
-------------------------------------------------------------------------------
Service Fee                      0.25%              0.25%           0.25%
-------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. All or a portion of the fees may have been voluntarily waived during the year ended March
31, 2003. Fees incurred under the plans during the year ended March 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

                                                                    (continued)

                                                                          ------
                                                                          25

Notes to Financial Statements

MARCH 31, 2003

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2003, were  as follows:
--------------------------------------------------------------------------------
                                                      DIVERSIFIED
                                                         BOND        HIGH-YIELD
--------------------------------------------------------------------------------

PURCHASES
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations                  $161,728,895           --
--------------------------------------------------------------------------------
Investment Securities other than U.S.
Government & Agency Obligations                       $536,573,204  $29,803,264
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations                  $481,207,818           --
--------------------------------------------------------------------------------
Investment Securities other than U.S.
Government & Agency Obligations                       $140,668,957   $5,063,968
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
-----------------------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED BOND                           HIGH-YIELD
-----------------------------------------------------------------------------------------------------------------
                                             SHARES             AMOUNT              SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003(1)
------------------------------------------
Sold                                        6,009,549       $ 61,708,699           7,815,230        $ 46,538,835
------------------------------------------
Issued in reinvestment of distributions       784,198          8,068,307             203,423           1,221,665
------------------------------------------
Redeemed                                   (4,901,709)       (50,326,575)         (3,986,344)        (23,814,437)
-----------------------------------------------------------------------------------------------------------------
Net increase                                1,892,038       $ 19,450,431           4,032,309        $ 23,946,063
=================================================================================================================
PERIOD ENDED MARCH 31, 2002 AND
YEAR ENDED OCTOBER 31, 2002(2)
------------------------------------------
Sold                                        1,840,772       $ 18,637,532          12,457,086        $ 75,389,099
------------------------------------------
Issued in connection with acquisition      17,600,555        179,131,328                  --                  --
------------------------------------------
Issued in reinvestment of distributions       264,586          2,675,505             382,091           2,328,425
------------------------------------------
Redeemed                                   (2,609,317)       (26,453,702)         (9,633,980)        (58,286,748)
-----------------------------------------------------------------------------------------------------------------
Net increase                               17,096,596       $173,990,663           3,205,197        $ 19,430,776
=================================================================================================================
YEAR ENDED OCTOBER 31, 2001
------------------------------------------
Sold                                               N/A               N/A           8,786,402        $ 60,453,363
------------------------------------------
Issued in reinvestment of distributions                                              412,773           2,782,911
------------------------------------------
Redeemed                                                                          (7,158,258)        (49,053,644)
-----------------------------------------------------------------------------------------------------------------
Net increase                                                                       2,040,917        $ 14,182,630
=================================================================================================================

(1) November 1, 2002 through March 31, 2003 for High-Yield. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) December 3, 2001 (acquisition date) through March 31, 2002 for Diversified
    Bond, and year ended October 31, 2002 for High-Yield.

                                                                    (continued)

------
    26

Notes to Financial Statements

MARCH 31, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                                  DIVERSIFIED BOND                        HIGH-YIELD
-------------------------------------------------------------------------------------------------------------
                                              SHARES              AMOUNT             SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
---------------------------------
Sold                                         16,019,070      $ 164,475,363              N/A           N/A
--------------------------------------------
Issued in reinvestment of distributions         779,023          8,017,647
--------------------------------------------
Redeemed                                    (10,145,253)      (104,277,671)
-------------------------------------------------------------------------------------------------------------
Net increase                                  6,652,840       $ 68,215,339
=============================================================================================================
YEAR ENDED MARCH 31, 2002
---------------------------------
Sold                                         13,790,884       $141,849,816               N/A           N/A
--------------------------------------------
Issued in reinvestment of distributions         814,889          8,284,298
--------------------------------------------
Redeemed                                     (8,214,454)       (83,758,955)
-------------------------------------------------------------------------------------------------------------
Net increase                                  6,391,319       $ 66,375,159
=============================================================================================================
ADVISOR CLASS
----------------------------------------------------------------
PERIOD ENDED MARCH 31, 2003(1)
---------------------------------
Sold                                            642,225        $ 6,615,472               173       $ 1,002
--------------------------------------------
Issued in reinvestment of distributions          36,097            371,272                 5            31
--------------------------------------------
Redeemed                                       (604,306)        (6,209,207)             (733)       (4,231)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                          74,016       $    777,537              (555)      $(3,198)
=============================================================================================================
PERIOD ENDED MARCH 31, 2002 AND
PERIOD ENDED OCTOBER 31, 2002(2)
--------------------------------------------
Sold                                            214,431        $ 2,165,429               804        $5,000
--------------------------------------------
Issued in connection with acquisition         1,017,399         10,377,600                --            --
--------------------------------------------
Issued in reinvestment of distributions          12,087            122,202                35           213
--------------------------------------------
Redeemed                                       (213,302)        (2,163,195)             (106)         (664)
-------------------------------------------------------------------------------------------------------------
Net increase                                  1,030,615        $10,502,036               733        $4,549
=============================================================================================================

(1) November 1, 2002 through March 31, 2003 for High-Yield. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) December 3, 2001 (acquisition date) through March 31, 2002 for Diversified
    Bond, and March 8, 2002 (commencement of sale) through October 31, 2002 for
    High-Yield.

                                                                    (continued)

                                                                          ------
                                                                          27

Notes to Financial Statements

MARCH 31, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                   DIVERSIFIED BOND                        HIGH-YIELD
-----------------------------------------------------------------------------------------------------------------
                                              SHARES              AMOUNT             SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------
A CLASS
-----------------------------------------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2003(1)
------------------------------------------
Sold                                          27,984           $292,128             124,047          $748,225
------------------------------------------
Issued in reinvestment of distributions           56                588                 625             3,823
------------------------------------------
Redeemed                                          --                 --                (131)             (803)
-----------------------------------------------------------------------------------------------------------------
Net increase                                  28,040           $292,716             124,541          $751,245
=================================================================================================================
B CLASS
-----------------------------------------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2003(1)
------------------------------------------
Sold                                           8,051            $84,388               9,184           $55,258
------------------------------------------
Issued in reinvestment of distributions           15                160                  50               304
------------------------------------------
Redeemed                                          --                 --                  (7)              (43)
-----------------------------------------------------------------------------------------------------------------
Net increase                                   8,066            $84,548               9,227           $55,519
=================================================================================================================
C CLASS
-----------------------------------------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2003(2)
------------------------------------------
Sold                                          32,596           $341,845              40,698          $246,819
------------------------------------------
Issued in reinvestment of distributions           48                499                 109               658
-----------------------------------------------------------------------------------------------------------------
Net increase                                  32,644           $342,344              40,807          $247,477
=================================================================================================================
PERIOD ENDED OCTOBER 31, 2002(3)
------------------------------------------
Sold                                             N/A                N/A              16,483          $101,502
------------------------------------------
Issued in reinvestment of distributions                                                  80               481
------------------------------------------
Redeemed                                                                            (11,256)          (69,063)
-----------------------------------------------------------------------------------------------------------------
Net increase                                                                          5,307          $ 32,920
=================================================================================================================

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) January 31, 2003 (commencement of sale) through March 31, 2003 for Diversified Bond, and November 1, 2002 through March 31, 2003 for High-Yield. High-Yield's fiscal year end was changed from
    October 31 to March 31, resulting in a five-month annual reporting period.

(3) December 10, 2001 (commencement of sale) through October 31, 2002 for
    High-Yield.

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the period ended March 31, 2003.

                                                                    (continued)

------
    28

Notes to Financial Statements

MARCH 31, 2003

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31 (except as noted) were as follows:

----------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED BOND                                   HIGH-YIELD
----------------------------------------------------------------------------------------------------------------
                             MARCH 2003       MARCH 2002      MARCH 2003(1)    OCTOBER 2002    OCTOBER 2001
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
----------------------------------------------------------------------------------------------------------------
Ordinary income             $21,048,556       $12,707,939      $2,049,318       $3,540,644        $3,863,968
----------------------------------------------------------------------------------------------------------------
Long-term capital gains              --       $   461,084              --               --                --
----------------------------------------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. High-Yield's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, High-Yield's fiscal year end was October 31.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of March 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                                  DIVERSIFIED
                                                      BOND         HIGH-YIELD
------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
------------------------------------------------------------------------------
Federal tax cost of investments                   $498,330,366     $73,917,76
==============================================================================
Gross tax appreciation of investments              $15,252,708     $3,133,432
------------------------------------------------------------------------------
Gross tax depreciation of investments                 (514,569)      (689,255)
------------------------------------------------------------------------------
Net tax appreciation of investments                $14,738,139     $2,444,177
==============================================================================
Accumulated long-term gains                           $861,542             --
------------------------------------------------------------------------------
Accumulated capital losses                                  --   $(17,680,665)
------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2007 through 2010.

                                                                    (continued)

                                                                          ------
                                                                          29

Notes to Financial Statements

MARCH 31, 2003

 7. REORGANIZATION PLANS

2001 REORGANIZATION:

On December 3, 2001, Diversified Bond acquired all of the net assets of
Intermediate-Term Bond Fund and Bond Fund, two funds in a series issued by
American Century Mutual Funds, Inc., and Premium Bond Fund, one fund in a series issued by American Century Premium Reserves, Inc., pursuant to a plan of reorganization approved by the acquired funds' shareholders  on November 16,
2001. Premium Bond is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. The shares issued in connection with the acquisition reflected in Note 4 represent the shares issued for Intermediate-Term Bond and Bond only.

The acquisition was accomplished by a tax-free exchange of shares. On December
3, 2001 the acquired funds exchanged their outstanding shares for shares of
Diversified Bond as follows:

       ORIGINAL FUND/CLASS            SHARES EXCHANGED             NEW FUND/CLASS           SHARES RECEIVED
-------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond -- Investor       4,918,779       Diversified Bond -- Investor          4,894,785
-------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond -- Advisor          432,768       Diversified Bond -- Advisor             430,657
-------------------------------------------------------------------------------------------------------------
Bond -- Investor                        13,637,083       Diversified Bond -- Investor         12,705,770
-------------------------------------------------------------------------------------------------------------
Bond -- Advisor                            629,749       Diversified Bond -- Advisor             586,742
-------------------------------------------------------------------------------------------------------------
Premium Bond -- Investor                16,664,609       Diversified Bond -- Institutional    16,664,609
-------------------------------------------------------------------------------------------------------------

Immediately before the acquisition, the net assets of Premium Bond were
$170,789,203, consisting only of the Investor Class. The net assets of
Intermediate-Term Bond, immediately before the acquisition were $54,585,782, consisting of $50,171,551 Investor Class net assets and $4,414,231 Advisor
Class net assets. The net assets of Bond, immediately before the acquisition were $136,248,242, consisting of $130,234,141 Investor Class net assets and
$6,014,101 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $361,623,227, which consisted of
$180,405,692 Investor Class net assets, $10,428,332 Advisor Class net assets, and $170,789,203 Institutional Class net assets.

Diversified Bond acquired unrealized appreciation of $1,023,407, $3,049,902, and
$3,828,785 from Intermediate-Term Bond, Bond, and Premium Bond, respectively.
Diversified Bond acquired capital loss carryovers of $2,669,439 from Bond.

2002 REORGANIZATION:

On February 10, 2001, the Board of Directors of High-Yield (Old High-Yield), one
fund in a series issued by American Century Mutual Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which new High-Yield (New
High-Yield), one fund in a series issued by American Century Investment Trust, would acquire all of the assets of the Old High-Yield in exchange for shares of equal value of the New High-Yield and the assumption by the New High-Yield of all liabilities of the acquired fund. The reorganization was approved by shareholders on November 16, 2001. The reorganization  was effective at the beginning of business on July 1, 2002.

------
    30

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                                                           2003        2002(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                      $9.98        $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                    0.48          0.17
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  0.49         (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.97         (0.10)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                             (0.48)         (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.47          $9.98
================================================================================
  TOTAL RETURN(2)                                         9.93%        (0.99)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets         0.64%       0.63%(3)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      4.67%       5.19%(3)
------------------------------------------------------
Portfolio Turnover Rate                                    151%        136%(4)
------------------------------------------------------
Net Assets, End of Period (in thousands)               $198,835      $170,707
--------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

                                                                          ------
                                                                          31

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                                2003         2002          2001          2000       1999
PER-SHARE DATA

Net Asset Value, Beginning of Period           $9.98       $10.12         $9.62        $10.10      $10.15
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                         0.50         0.56          0.62          0.61        0.59
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.49        (0.09)         0.50         (0.48)         --
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations              0.99         0.47          1.12          0.13        0.59
--------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.50)        (0.56)        (0.62)        (0.61)      (0.59)
------------------------------------------
  From Net Realized Gains                        --         (0.05)            --         --(1)      (0.05)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                         (0.50)        (0.61)        (0.62)        (0.61)      (0.64)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.47         $9.98        $10.12         $9.62      $10.10
==============================================================================================================
  TOTAL RETURN(2)                             10.15%         4.76%        12.03%         1.30%       5.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                             0.44%         0.44%         0.45%         0.45%       0.45%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          4.87%         5.46%         6.31%         6.15%       5.70%
------------------------------------------
Portfolio Turnover Rate                         151%          136%          139%           64%         71%
------------------------------------------
Net Assets, End of Period
(in thousands)                              $281,998      $202,476      $140,497      $103,192    $105,284
--------------------------------------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
    32

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------
                                                               ADVISOR CLASS
-------------------------------------------------------------------------------
                                                              2003      2002(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period                         $9.98     $10.25
-------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Income                                       0.46       0.16
-------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.49      (0.27)
-------------------------------------------------------------------------------
  Total From Investment Operations                            0.95      (0.11)
-------------------------------------------------------------------------------
Distributions
-------------------------------------------------------
  From Net Investment Income                                 (0.46)     (0.16)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.47      $9.98
===============================================================================
  TOTAL RETURN(2)                                             9.66%     (1.07)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            0.89%    0.88%(3)
-------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         4.42%    4.94%(3)
-------------------------------------------------------
Portfolio Turnover Rate                                       151%     136%(4)
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $11,567    $10,291
-------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

                                                                          ------
                                                                          33

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
-------------------------------------------------------------------------
                                                                 A CLASS
-------------------------------------------------------------------------
                                                                  2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $10.40
-------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
 Net Investment Income                                             0.06
---------------------------------------------------------
 Net Realized and Unrealized Gain                                  0.07
-------------------------------------------------------------------------
 Total From Investment Operations                                  0.13
-------------------------------------------------------------------------
Distributions
---------------------------------------------------------
 From Net Investment Income                                       (0.06)
-------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.47
=========================================================================
 TOTAL RETURN(2)                                                  1.27%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              0.88%(3)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           3.69%(3)
---------------------------------------------------------
Portfolio Turnover Rate                                         151%(4)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                          $294
-------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result  in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
    34

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
-------------------------------------------------------------------------------
                                                                     B CLASS
-------------------------------------------------------------------------------
                                                                      2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $10.40
-------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
 Net Investment Income                                                  0.05
----------------------------------------------------------
 Net Realized and Unrealized Gain                                       0.07
-------------------------------------------------------------------------------
 Total From Investment Operations                                       0.12
-------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
 From Net Investment Income                                            (0.05)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.47
===============================================================================
 TOTAL RETURN(2)                                                        1.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   1.61%(3)
----------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(4)                                          1.63%(3)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                2.98%(3)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)(4)                                          2.96%(3)
----------------------------------------------------------
Portfolio Turnover Rate                                              151%(5)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                                $84
-------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and services fees.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

                                                                          ------
                                                                          35

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
-------------------------------------------------------------------------------
                                                                       C CLASS
-------------------------------------------------------------------------------
                                                                       2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $10.40
-------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
 Net Investment Income                                                   0.05
----------------------------------------------------------
 Net Realized and Unrealized Gain                                        0.07
-------------------------------------------------------------------------------
 Total From Investment Operations                                        0.12
-------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
 From Net Investment Income                                             (0.05)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.47
===============================================================================
 TOTAL RETURN(2)                                                         1.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                    1.38%(3)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 3.23%(3)
----------------------------------------------------------
Portfolio Turnover Rate                                               151%(4)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                                $342
-------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
    36

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------
                                       2003(1)      2002         2001        2000        1999      1998

PER-SHARE DATA

Net Asset Value,
Beginning of Period                    $5.76        $6.18        $7.20       $8.54       $8.73    $9.91
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
  Net Investment Income                 0.18         0.52         0.74        0.85        0.80     0.83
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.37        (0.42)       (0.97)      (1.39)      (0.18)   (1.18)
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations      0.55         0.10        (0.23)      (0.54)       0.62    (0.35)
-----------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income           (0.18)       (0.52)       (0.79)      (0.80)      (0.80)   (0.83)
---------------------------------
  From Net Realized Gains                 --           --           --          --       (0.01)      --
-----------------------------------------------------------------------------------------------------------
  Total Distributions                  (0.18)       (0.52)       (0.79)      (0.80)      (0.81)   (0.83)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $6.13        $5.76        $6.18       $7.20       $8.54    $8.73
===========================================================================================================
  TOTAL RETURN(2)                       9.61%        1.43%       (3.56)%     (7.08)%      7.03%   (4.09)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets               0.88%(3)        0.90%        0.90%       0.90%       0.90%     0.90%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets               7.22%(3)        8.37%       10.88%      10.09%       8.90%     8.41%
---------------------------------
Portfolio Turnover Rate                  9%           80%         131%         77%         95%       85%
---------------------------------
Net Assets, End of Period
(in thousands)                      $78,223       $50,287      $34,150     $25,126     $33,537   $32,229
-----------------------------------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year end was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was October 31.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          37

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
-------------------------------------------------------------------------------
                                                               ADVISOR CLASS
-------------------------------------------------------------------------------
                                                            2003(1)     2002(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                        $5.76       $6.22
-------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                      0.18        0.30
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.37       (0.46)
-------------------------------------------------------------------------------
  Total From Investment Operations                           0.55       (0.16)
-------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.18)      (0.30)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                              $6.13       $5.76
===============================================================================
  TOTAL RETURN(3)                                            9.63%      (2.72)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets        0.84%(4)     1.15%(4)
-----------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(5)                               1.13%(4)          --
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     7.27%(4)     7.63%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)(5)                               6.98%(4)          --
-----------------------------------------------------
Portfolio Turnover Rate                                       9%        80%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                      $1           $4
-------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) March 8, 2002 (commencement of sale) through October 31, 2002.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and services fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
    38

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
-------------------------------------------------------------------------------
                                                                       A CLASS
-------------------------------------------------------------------------------
                                                                       2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                    $5.98
-------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
 Net Investment Income                                                   0.07
--------------------------------------------------------
 Net Realized and Unrealized Gain                                        0.15
-------------------------------------------------------------------------------
 Total From Investment Operations                                        0.22
-------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
 From Net Investment Income                                             (0.07)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $6.13
===============================================================================
 TOTAL RETURN(2)                                                         3.74%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     1.13%(3)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  8.01%(3)
--------------------------------------------------------
Portfolio Turnover Rate                                                  9%(4)
--------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $763
-------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period ended March 31, 2003.

See Notes to Financial Statements.

                                                                          ------
                                                                          39

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
-------------------------------------------------------------------------------
                                                                      B CLASS
-------------------------------------------------------------------------------
                                                                      2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $5.98
-------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
 Net Investment Income                                                  0.07
---------------------------------------------------------
 Net Realized and Unrealized Gain                                       0.15
-------------------------------------------------------------------------------
 Total From Investment Operations                                       0.22
-------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
 From Net Investment Income                                            (0.07)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $6.13
===============================================================================
 TOTAL RETURN(2)                                                        3.64%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                    1.86%(3)
---------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(4)                                           1.88%(3)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 7.27%(3)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)(4)                                           7.25%(3)
---------------------------------------------------------
Portfolio Turnover Rate                                                 9%(5)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $57
-------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and services fees.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period ended March 31, 2003.

See Notes to Financial Statements.

------
    40

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
-------------------------------------------------------------------------------
                                                                 C CLASS
-------------------------------------------------------------------------------
                                                            2003(1)     2002(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                        $5.76       $6.32
-------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                      0.16        0.41
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.37       (0.56)
-------------------------------------------------------------------------------
  Total From Investment Operations                           0.53       (0.15)
-------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                (0.16)      (0.41)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                              $6.13       $5.76
===============================================================================
  TOTAL RETURN(3)                                            9.28%      (2.49)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets        1.63%(4)     1.65%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     6.48%(4)     7.78%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                       9%        80%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                    $283          $31
-------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) December 10, 2001 (commencement of sale) through October 31, 2002.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

                                                                          ------
                                                                          41

Report of Independent Accountants

To the Trustees of the American Century Investment Trust and  Shareholders of
the Diversified Bond Fund and the High-Yield Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Bond Fund and the
High-Yield Fund (two of the four funds in the American Century Investment Trust hereafter referred to as the "Funds") at March 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated except as described below, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Diversified Bond Fund for the three years ended March 31, 2001 were audited by other auditors, whose report dated May 11, 2001, expressed an unqualified opinion on those statements.
The changes in net assets of the High-Yield Fund for the year ended March 31,
2001 and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated December 7, 2001, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 9, 2003

------
    42

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and
ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
-------------------------------------------------------------------------------
MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
-------------------------------------------------------------------------------

                                                                    (continued)

                                                                          ------
                                                                          43

Management

INDEPENDENT TRUSTEES (CONTINUED)
-------------------------------------------------------------------------------
KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
-------------------------------------------------------------------------------

INTERESTED TRUSTEE
-------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
    44

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC
(February 2000 to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC
(February 2000 to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                          ------
                                                                          45

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

------
    46

Background Information

INVESTMENT TEAM LEADERS

DIVERSIFIED BOND PORTFOLIO MANAGER
------------------------------------------------------------
    Jeff Houston
------------------------------------------------------------
HIGH-YIELD PORTFOLIO MANAGER
------------------------------------------------------------
    Michael Difley
------------------------------------------------------------
CREDIT RESEARCH MANAGER
------------------------------------------------------------
    Greg Afiesh
------------------------------------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

DIVERSIFIED BOND seeks to provide a high level of interest income by investing in a diversified portfolio of fixed-income securities. The fund maintains a weighted average maturity of 3.5 years or longer, and typically invests in intermediate- and long- term bonds.

HIGH-YIELD seeks to provide a high level of current income by investing in a diversified portfolio of high-yielding fixed-income securities. The fund invests in lower-quality corporate bonds, with an emphasis on securities rated BB or B.

Lower-rated bonds may be subject to greater default risk, liquidity risk, and price volatility.

COMPARATIVE INDICES

The following indices are used in the report for fund performance comparisons.
They are not investment products available for purchase.

The LEHMAN AGGREGATE BOND INDEX  is composed of the Lehman Government/Credit
Index and the Lehman Mortgage-Backed Securities Index. It reflects the price fluctuations of Treasury securities, U.S. government agency securities, corporate bond issues, and mortgage-backed securities.

The CSFB HIGH YIELD INDEX II, known as the DLJ High Yield Index until May 2001, is a broad index of corporate bonds with credit ratings below investment grade.
The index has an average maturity of eight years and an average credit rating of
BB/B.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The HIGH CURRENT YIELD FUNDS category includes funds that aim at high current yield from fixed-income securities. There are no quality or maturity restrictions; funds tend to invest in lower-grade debt securities.

                                                                    (continued)

                                                                          ------
                                                                          47

Background Information

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

Securities rated AAA, AA, A, or BBB by S&P are considered "investment-grade"
securities, meaning they are relatively safe from default. The High-Yield fund generally invests in securities that are below investment grade. Here are the most common S&P credit ratings and their definitions:

AAA--extremely strong ability to meet financial obligations.

AA--very strong ability to meet financial obligations.

A--strong ability to meet financial obligations.

BBB--good ability to meet financial obligations.

BB -- securities that are less vulnerable to default than other lower-quality issues but do not quite meet investment-grade standards.

B -- securities that are more vulnerable to default than BB-rated securities but whose issuers are currently able to meet their obligations.

CCC -- securities that are vulnerable to default and are dependent on favorable economic or business conditions for the issuers to meet their obligations.

CC -- securities that are highly vulnerable to default.

C -- securities that are highly vulnerable to default. This rating may be used in situations where bankruptcy has been filed, but debt payments are being continued.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

------
    48

Glossary

ANNUALIZED DISTRIBUTION RATE (ADR)-- ordinary dividends earned by a share class over a 30-day period, multiplied by 12 and divided by the current share price
(net asset value or maximum offering price) at the end of the period.

ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit-card debt, auto loans, and commercial mortgages.

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights."

AVERAGE DURATION--another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)--a generic mortgage derivative.
Mortgage derivatives are usually securities created (derived) from a pool of mortgages or mortgage-backed securities. Whereas a typical mortgage-backed security is an ownership interest in a complete mortgage pool, a derivative is usually an interest in just one part of a pool.

CORPORATE BONDS--debt securities or instruments issued by companies and corporations. Short-term corporate securities are typically issued to raise cash and cover current expenses in anticipation of future revenues; longer-term corporate securities are issued to finance capital expenditures, such as new plant construction or equipment purchases.

DURATION EXTENSION--the lengthening of a mortgage-backed security's duration, typically because of rising interest rates. When interest rates rise sharply, higher interest rates reduce prepayments (which is good for investors),  but the lower level of prepayments causes mortgage-backed durations to extend, which makes price declines more severe.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

MORTGAGE-BACKED SECURITIES (MBS)--debt securities that represent ownership in pools of mortgage loans. Most mortgage-backed securities are structured as
"pass-throughs"--the monthly payments of principal and interest on the mortgages in the pool are collected by the bank that is servicing the mortgages and are
"passed through" to investors. While the payments of principal and interest are

                                                                    (continued)

                                                                          ------
                                                                          49

Glossary

considered secure (many are backed by government agency guarantees), the cash flow is less certain than in other fixed-income investments. Mortgages that are paid off early reduce future interest payments from the pool.

PREPAYMENT--paying off a mortgage early, often by selling or refinancing.
Prepayments occur most frequently when homeowners refinance their mortgages to take advantage of falling interest rates. Prepayments shorten the lives of mortgage portfolios and force GNMA investors to reinvest in lower-yielding mortgage pools. Therefore, when prepayment levels climb, mortgage analysts increase the prepayment assumptions used to price mortgage-backed securities. As a result, mortgage-backed security durations shorten, limiting the price gains from falling interest rates.

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank and the Federal Farm Credit Bank).
Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to
50 years).

U.S. TREASURY SECURITIES--debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years).

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the  30-day period. The SEC yield should  be regarded as an estimate of the fund's rate of investment income, and  it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with your needs.

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad classifications:

MONEY MARKET FUNDS--designed to provide preservation of capital with low risk.
Invest in high-quality, short-term debt securities issued by governments, banks, and corporations.

                                                                    (continued)

------
    50

Glossary

BOND FUNDS--designed to provide income with relative stability. Invest in bonds and other debt securities issued by governments and their agencies (federal, foreign, and state), corporations, and financial institutions.

BALANCED FUNDS--designed to provide both growth and income by investing in a mix of securities held by stock funds, bond funds, and money market funds.

STOCK FUNDS--designed to provide opportunities for long-term capital appreciation through investments in equity securities of domestic and international companies.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price- fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          ------
                                                                          51

Notes

------
    52

Notes

                                                                          ------
                                                                          53

Notes

------
    54

[back cover]

CONTACT US

www.americancentury.com

Automated Information Line:
1-800-345-8765

Investor Relations:
1-800-345-2021 or 816-531-5575

Investors Using Advisors:
1-800-378-9878

Business, Not-For-Profit,
Employer-Sponsored Retirement Plans:
1-800-345-3533

Banks and Trust Companies, Broker-Dealers,
Financial Advisors, Insurance Companies:
1-800-345-6488

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

American Century Investment Trust

Investment Manager:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

0305                              American Century Investment Services, Inc.
SH-ANN-34054N                     (c)2003 American Century Services Corporation

[front cover]

March 31, 2003

American Century
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of covered bridge]

Prime Money Market

[american century logo and text logo (reg.sm)]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

For the third straight year, weak economic conditions caused U.S. interest rates to fall. That meant lower yields for all money market instruments, including
American Century Prime Money Market, for the fiscal year ended March 31, 2003.
Annualized U.S. economic growth slowed from 4% in the third quarter of 2002 to just 1.4% in the fourth quarter and 1.6% (according to initial government estimates) in the first quarter of 2003.

In an effort to boost growth and offset any stagnation caused by the war  with
Iraq, the Federal Reserve cut its overnight interest rate target to just 1.25%
on November 6. That caused other short-term interest rates and yields to fall too. By the end of March 2003, the three-month Treasury bill yield was 1.12% and the average seven-day current yield for 359 money market funds tracked by Lipper
Inc. was 0.56%.

These historically low money market fund yields and the possibility that the
Federal Reserve will cut its overnight interest rate target again have raised concerns about "negative yields," which threaten the normally stable $1 share price of money market funds. We want to assure investors that, like other investment companies, we've taken measures to preserve the share price of
American Century money market funds.

One of the factors that kept money market yields low was the uncertainty caused by "Operation Iraqi Freedom" and the events leading up to it. The war also had a deep emotional impact on many of us. We wish to thank the military personnel --
including some of our American Century associates -- who served recently with the coalition forces.

We're working hard to serve you in this challenging financial environment.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Share Class Information ...................................................    1

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, A Class, B Class, and C Class. The total expense ratios of
Advisor, A, B, and C Class shares are higher than those of Investor Class shares.

INVESTOR CLASS shares are available  for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested.
A Class shares may be subject to a contingent deferred sales charge (CDSC).
There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers  of sales charges for A Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual
Rule 12b-1 service and distribution fee. B Class shares automatically convert to
A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00% for stock funds and 0.75% for bond funds. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

                                                                         ------
                                                                         1

Prime Money Market - Performance

 TOTAL RETURNS AS OF MARCH 31, 2003
------------------------------------------------------------------------------------------------------------
                                                                  PRIME                   90-DAY
                                                               MONEY MARKET         TREASURY BILL INDEX
------------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 11/17/93)
------------------------------------------------------------------------------------------------------------
   6 months(1)                                                     0.49%                   0.62%
------------------------------------------------------------------------------------------------------------
   1 Year                                                          1.19%                   1.45%
------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------
   3 Years                                                         3.33%                   3.28%
------------------------------------------------------------------------------------------------------------
   5 Years                                                         4.00%                   3.91%
------------------------------------------------------------------------------------------------------------
   Life of Class                                                   4.51%                   4.43%(2)
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 8/28/98)
------------------------------------------------------------------------------------------------------------
   6 months(1)                                                     0.36%                   0.62%
------------------------------------------------------------------------------------------------------------
   1 Year                                                          0.93%                   1.45%
------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------
   3 Years                                                         3.07%                   3.28%
------------------------------------------------------------------------------------------------------------
   Life of Class                                                   3.63%                   3.81%(3)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                          PRIME                     PRIME
                                       MONEY MARKET             MONEY MARKET               90-DAY
                                    (NO SALES CHARGES*)     (WITH SALES CHARGES*)    TREASURY BILL INDEX
------------------------------------------------------------------------------------------------------------
A CLASS (INCEPTION 1/31/03)
------------------------------------------------------------------------------------------------------------
   Life of Class(1)(4)                    0.12%                   -0.88%                   0.19%
------------------------------------------------------------------------------------------------------------
B CLASS (INCEPTION 1/31/03)
------------------------------------------------------------------------------------------------------------
   Life of Class(1)(4)                    0.12%                   -4.88%                   0.19%
------------------------------------------------------------------------------------------------------------
C CLASS (INCEPTION 5/7/02)
------------------------------------------------------------------------------------------------------------
   6 months(1)(4)                         0.15%                   -0.60%                   0.62%
------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------
   Life of Class(1)                       0.40%                   -0.35%                   1.31%(5)
------------------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see Share Class Information on page 1 for more about the applicable sales charges for each share class.) The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Returns for periods less than one year are not annualized.

(2)  Since 11/30/93, the date nearest the class's inception for which data are available.

(3)  Since 8/31/98, the date nearest the class's inception for which data are available.

(4)  Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 3/31/03.

(5)  Since 4/30/02, the date nearest the class's inception for which data are available.

See pages 27-29 for information about returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                         $2.6 billion
-------------------------------------------------------------------------------
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   70 days               51 days
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                            0.61%                 0.61%(6)
-------------------------------------------------------------------------------

(6)  Annualized.

YIELDS AS OF MARCH 31, 2003
                                              INVESTOR CLASS
-------------------------------------------------------------------------------
7-Day Current Yield                               0.71%
-------------------------------------------------------------------------------
7-Day Effective Yield                             0.71%
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
     2

Prime Money Market - Portfolio Commentary

By Denise Tabacco, portfolio manager

PERFORMANCE SUMMARY

Prime Money Market continued to be one of the better-performing money market funds during the fiscal year ended March 31, 2003, ranking in the top quarter of
Lipper Inc.'s money market funds category. Prime Money Market's long-term performance record is also strong--the fund ranked in the top quarter of its
Lipper category over the past three- and five-year periods.* (See the previous page for additional performance information.)

ECONOMIC & MARKET REVIEW

Money market rates declined sharply during the past year, falling to their lowest levels in decades. At the beginning of the period, the U.S. economy appeared to be on track for a healthy recovery following strong growth in early
2002. However, the economy stalled during the summer and weakened again in the first quarter of 2003.

The Federal Reserve (the Fed) attempted to stimulate economic activity by cutting short-term interest rates in early November. The Fed's only rate cut in
2002--after 11 rate cuts in 2001--brought the federal funds rate target down to a 40-year low of 1.25%. Money market rates declined in response to the Fed's move and continued to fall through the end of the period as the market priced in expectations of another rate cut later in 2003.

Another factor contributing to low money market rates was uncertainty  in the financial markets. Investors concerned about accounting scandals, stock market volatility, and the war with Iraq, looked to short-term securities as a comparatively safe place to ride out the storm. Increased demand put downward pressure on money market yields.

PORTFOLIO STRATEGY

We maintained a fairly long average maturity for the portfolio relative to its

LIPPER RANKINGS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------------------------
                                          PRIME        LIPPER MONEY MARKET    INSTRUMENT FUNDS(2)
                                       MONEY MARKET       AVERAGE RETURN        FUND'S RANKING
--------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 11/17/93)
--------------------------------------------------------------------------------------------------
   6 months(1)                           0.49%              0.34%                89 out of 402
--------------------------------------------------------------------------------------------------
   1 Year                                1.19%              0.86%                82 out of 390
--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------------
   3 Years                               3.33%              2.97%                64 out of 340
--------------------------------------------------------------------------------------------------
   5 Years                               4.00%              3.69%                56 out of 266
--------------------------------------------------------------------------------------------------
   Life of Class                         4.51%              4.22%(3)             24 out of 167(3)
--------------------------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.
    See page 27 for more information about Lipper fund rankings.

(3) Since 11/30/93, the date nearest the class's inception for which data are available.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                         ------
                                                                         3

Prime Money Market - Portfolio Commentary

peers, extending at various times throughout the year. We lengthened Prime Money
Market's average maturity early in the period when yields rose temporarily, shortly before the Fed rate cut in November, and again toward the end of the period as the market priced in another rate cut.

Historically, commercial paper (CP) has made up around two-thirds of Prime Money
Market's portfolio. However, increasingly tight credit standards in the CP market, combined with corporations taking advantage of low long-term rates to issue more longer-term debt, led to a drop-off in CP issuance, pushing yields down. As a result, we reduced CP holdings from more than 60% to about
50% of the portfolio.

In place of commercial paper, we added taxable municipal notes, which increased from 2% to about 13% of the portfolio. These securities, backed by letters of credit, provided extra yield without additional credit risk.

OUTLOOK

We think another Fed rate cut is possible but unlikely. The economic environment is still fairly weak, but we expect conditions to improve as the year progresses. Barring a rate cut, we think money market yields should be stable to slightly higher in the coming months.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                              % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                           AS OF                 AS OF
                                          3/31/03               9/30/02
-------------------------------------------------------------------------------
1-30 days                                   46%                   53%
-------------------------------------------------------------------------------
31-90 days                                  35%                   33%
-------------------------------------------------------------------------------
91-180 days                                  7%                    9%
-------------------------------------------------------------------------------
More than 180 days                          12%                    5%
-------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 28 for more information.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                           AS OF                 AS OF
                                          3/31/03               9/30/02
-------------------------------------------------------------------------------
A-1+                                        64%                   72%
-------------------------------------------------------------------------------
A-1                                         36%                   28%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary.

------
     4

Prime Money Market - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 49.8%

      $25,000,000  Abbey National North America
                   LLC, 1.25%, 5/19/03                        $      24,958,500
--------------------------------------------------------------------------------
       15,000,000  Alcon Capital Corp., 1.11%,
                   8/8/03 (Acquired 3/12/03,
                   Cost $14,931,088)(2)                              14,940,338
--------------------------------------------------------------------------------
       42,800,000  Allied Irish Banks N.A.,
                   1.35%, 4/11/03                                    42,784,008
--------------------------------------------------------------------------------
        5,810,000  Allied Irish Banks N.A.,
                   1.36%, 5/12/03                                     5,801,001
--------------------------------------------------------------------------------
       10,000,000  American Family Financial
                   Services, Inc., 1.53%, 4/4/03                      9,998,725
--------------------------------------------------------------------------------
       10,000,000  Amstel Funding Corp., 1.40%,
                   4/22/03 (Acquired 12/2/02,
                   Cost $9,945,167)(2)                                9,991,833
--------------------------------------------------------------------------------
       63,000,000  Amstel Funding Corp., 1.28%,
                   6/4/03 to 8/4/03 (Acquired
                   1/24/03 - 3/4/03,
                   Cost $62,713,920)(2)                              62,802,418
--------------------------------------------------------------------------------
       30,476,000  Amsterdam Funding Corp.,
                   1.26%, 4/8/03 (Acquired
                   3/24/03, Cost $30,460,000)(2)                     30,468,533
--------------------------------------------------------------------------------
       39,000,000  BMW U.S. Capital Corp.,
                   1.29%, 7/10/03                                    38,860,250
--------------------------------------------------------------------------------
       12,000,000  BNP Paribas Canada, 1.32%,
                   6/10/03                                           11,969,200
--------------------------------------------------------------------------------
       15,000,000  Charta Corp., 1.27%, 4/15/03
                   (Acquired 2/27/03,
                   Cost $14,975,129)(2)                              14,992,592
--------------------------------------------------------------------------------
       10,000,000  Chevron UK Investment plc,
                   1.26%, 7/7/03 (Acquired
                   2/5/03, Cost $9,946,800)(2)                        9,966,050
--------------------------------------------------------------------------------
       20,000,000  Corporate Receivables Corp.,
                   1.25%, 4/10/03 (Acquired
                   2/11/03, Cost $19,959,722)(2)                     19,993,750
--------------------------------------------------------------------------------
       20,000,000  Crown Point Capital Co.,
                   1.29%, 4/17/03 (Acquired
                   1/21/03, Cost $19,938,367)(2)                     19,988,534
--------------------------------------------------------------------------------
       15,000,000  Crown Point Capital Co.,
                   1.31%, 4/21/03 (Acquired
                   1/16/03, Cost $14,948,146)(2)                     14,989,083
--------------------------------------------------------------------------------
       25,000,000  Crown Point Capital Co.,
                   1.34%, 6/6/03 (Acquired
                   1/7/03, Cost $24,860,417)(2)                      24,938,584
--------------------------------------------------------------------------------
       15,000,000  Crown Point Capital Co.,
                   1.17%, 6/13/03 (Acquired
                   3/11/03, Cost $14,954,175)(2)                     14,964,413
--------------------------------------------------------------------------------
       48,000,000  CXC LLC, 1.26%, 6/16/03
                   (Acquired 2/19/03, Cost
                   $47,803,440)(2)                                   47,872,319
--------------------------------------------------------------------------------
       35,000,000  Dakota Notes of the Citibank,
                   1.40%, 4/1/03 (Acquired
                   3/31/03, Cost $34,998,639)(2)                     35,000,000
--------------------------------------------------------------------------------
       10,000,000  Dakota Notes of the Citibank,
                   1.29%, 4/8/03 (Acquired
                   3/24/03, Cost $9,994,625)(2)                       9,997,492
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $19,000,000  Danske Corporation, 1.17%,
                   6/10/03                                   $      18,956,775
-------------------------------------------------------------------------------
       40,000,000  Deutsche Bank Financial LLC,
                   1.29%, 4/9/03                                    39,988,578
-------------------------------------------------------------------------------
       45,000,000  Emerald Notes, 1.27%,
                   5/29/03 (Acquired 3/4/03,
                   Cost $44,865,063)(2)                             44,907,924
-------------------------------------------------------------------------------
       25,000,000  Falcon Asset Securities Corp.,
                   1.28%, 4/7/03 (Acquired
                   2/28/03, Cost $24,968,889)(2)                    24,994,667
-------------------------------------------------------------------------------
       25,000,000  Falcon Asset Securities Corp.,
                   1.27%, 4/29/03 (Acquired
                   3/27/03, Cost $24,970,896)(2)                    24,975,306
-------------------------------------------------------------------------------
       15,000,000  Fortis Funding LLC, 1.30%,
                   4/2/03 (Acquired 1/2/03,
                   Cost $14,951,250)(2)                             14,999,459
-------------------------------------------------------------------------------
       10,000,000  Fortis Funding LLC, 1.26%,
                   4/29/03 (Acquired 2/7/03,
                   Cost $9,971,650)(2)                               9,990,200
-------------------------------------------------------------------------------
        5,000,000  Fortis Funding LLC, 1.34%,
                   4/30/03 (Acquired 12/5/02,
                   Cost $4,972,828)(2)                               4,994,603
-------------------------------------------------------------------------------
       11,400,000  Fortis Funding LLC, 1.28%,
                   5/7/03 (Acquired 1/15/03,
                   Cost $11,354,603)(2)                             11,385,408
-------------------------------------------------------------------------------
       10,000,000  Fortis Funding LLC, 1.35%,
                   5/19/03 (Acquired 12/5/02,
                   Cost $9,938,125)(2)                               9,982,000
-------------------------------------------------------------------------------
       10,000,000  General Electric Capital Corp.,
                   1.33%, 7/25/03                                    9,957,513
-------------------------------------------------------------------------------
       15,000,000  General Electric Financial
                   Assurance Holdings, 1.29%,
                   5/16/03 (Acquired 1/17/03,
                   Cost $14,936,038)(2)                             14,975,813
-------------------------------------------------------------------------------
       72,600,000  Goldman Sachs Group Inc.,
                   1.26%, 5/2/03                                    72,521,229
-------------------------------------------------------------------------------
        5,000,000  Govco Inc., 1.29%, 4/10/03
                   (Acquired 1/10/03,
                   Cost $4,983,875)(2)                               4,998,388
-------------------------------------------------------------------------------
       38,000,000  Govco Inc., 1.25%, 4/25/03
                   (Acquired 1/29/03, Cost
                   $37,886,528)(2)                                  37,968,333
-------------------------------------------------------------------------------
       40,000,000  Halogen Capital Co. LLC,
                   1.27%, 5/12/03 (Acquired
                   2/10/03-2/12/03, Cost
                   $39,873,000)(2)                                  39,942,145
-------------------------------------------------------------------------------
       30,000,000  HBOS Treasury Services plc,
                   1.26%, 5/16/03                                   29,952,750
-------------------------------------------------------------------------------
       21,000,000  HBOS Treasury Services plc,
                   1.27%, 6/2/03                                    20,954,249
-------------------------------------------------------------------------------
       32,500,000  ING Funding LLC, 1.25%,
                   5/16/03                                          32,449,219
-------------------------------------------------------------------------------
       15,000,000  Lexington Parker Capital,
                   1.29%, 4/1/03 (Acquired
                   1/17/03, Cost $14,960,225)(2)                    15,000,000
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                         5

Prime Money Market - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 4,500,000  Lexington Parker
                   Capital, 1.34%, 4/11/03
                   (Acquired 3/26/03,
                   Cost $4,497,320)(2)                       $        4,498,325
--------------------------------------------------------------------------------
        9,888,000  Lexington Parker Capital,
                   1.50%, 4/17/03 (Acquired
                   11/6/02, Cost $9,821,256)(2)                       9,881,408
--------------------------------------------------------------------------------
       34,828,000  Lexington Parker Capital,
                   1.27%, 5/6/03 to 5/21/03
                   (Acquired 2/18/03, Cost
                   $34,724,133)(2)                                   34,775,737
--------------------------------------------------------------------------------
       13,000,000  Lexington Parker Capital,
                   1.32%, 6/2/03 (Acquired
                   1/14/03, Cost $12,933,743)(2)                     12,970,447
--------------------------------------------------------------------------------
        7,009,000  Metlife Funding Inc., 1.32%,
                   6/13/03                                            6,990,240
--------------------------------------------------------------------------------
       10,000,000  Morgan Stanley Dean Witter
                   & Co., 1.26%, 5/23/03                              9,981,800
--------------------------------------------------------------------------------
       20,000,000  Newcastle Certificates, 1.27%,
                   4/11/03 (Acquired 2/5/03,
                   Cost $19,954,139)(2)                              19,992,945
--------------------------------------------------------------------------------
       50,000,000  Newcastle Certificates, 1.28%,
                   5/22/03 (Acquired 2/19/03,
                   Cost $49,836,444)(2)                              49,909,332
--------------------------------------------------------------------------------
       14,806,000  Old Line Funding Corp.,
                   1.26%, 4/14/03 (Acquired
                   2/10/03, Cost $14,773,353)(2)                     14,799,263
--------------------------------------------------------------------------------
       15,034,000  Rio Tinto America Inc.,
                   1.28%, 4/2/03 (Acquired
                   1/31/03, Cost $15,001,393)(2)                     15,033,465
--------------------------------------------------------------------------------
        4,500,000  Salomon Smith Barney
                   Holdings, 1.25%, 5/14/03                           4,493,281
--------------------------------------------------------------------------------
       50,000,000  Schlumberger Technology,
                   1.18%, 6/9/03 (Acquired
                   3/10/03, Cost $49,850,861)(2)                     49,886,917
--------------------------------------------------------------------------------
       30,000,000  Spintab-Swedmortgage AB,
                   1.34%, 4/7/03                                     29,993,300
--------------------------------------------------------------------------------
        8,000,000  Spintab-Swedmortgage AB,
                   1.29%, 5/8/03                                      7,989,394
--------------------------------------------------------------------------------
       30,000,000  Spintab-Swedmortgage AB,
                   1.26%, 5/22/03                                    29,946,450
--------------------------------------------------------------------------------
       10,000,000  Tannehill Capital Co. LLC,
                   1.30%, 4/16/03 (Acquired
                   3/25/03, Cost $9,992,417)(2)                       9,994,583
--------------------------------------------------------------------------------
       27,200,000  UBS Finance LLC, 1.32%,
                   4/3/03                                            27,198,005
--------------------------------------------------------------------------------
       16,000,000  Windmill Funding Corporation,
                   1.28%, 4/16/03 (Acquired
                   1/13/03, Cost $15,947,093)(2)                     15,991,467
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            1,303,498,541
================================================================================

Principal Amount                                                       Value
-------------------------------------------------------------------------------
CORPORATE BONDS -- 14.4%

      $10,000,000  215 Jane Investors LLC,
                   Series 2002, VRN, 1.45%,
                   4/2/03 (Acquired 6/11/02,
                   Cost $10,000,000)(2)                      $      10,000,000
-------------------------------------------------------------------------------
       41,300,000  American Express Credit Corp.
                   MTN, Series B, VRN, 1.32%,
                   4/8/03, resets monthly off
                   the 1-month LIBOR minus
                   0.01% with no caps                               41,299,983
-------------------------------------------------------------------------------
       50,000,000  American Honda Finance
                   Corp. MTN, Series 1, VRN,
                   1.26%, 4/16/03, resets
                   monthly off the 1-month
                   LIBOR minus 0.02% with
                   no caps (Acquired 12/12/02,
                   Cost $50,000,000)(2)                             50,000,000
-------------------------------------------------------------------------------
       10,000,000  Bank of America Corp.,
                   7.00%, 5/15/03                                   10,070,557
-------------------------------------------------------------------------------
        5,350,000  Bank of America Corp.,
                   6.50%, 8/15/03                                    5,454,659
-------------------------------------------------------------------------------
       50,000,000  CXC LLC, VRN, 1.30%, 4/1/03,
                   resets monthly off the
                   1-month LIBOR minus 0.04%
                   with no caps (Acquired
                   5/1/02, Cost $50,000,000)(2)                     50,000,000
-------------------------------------------------------------------------------
       50,000,000  Paradigm Funding LLC, VRN,
                   1.25%, 4/15/03, resets
                   monthly off the 1-month
                   LIBOR minus 0.02% with
                   no caps (Acquired 10/16/02,
                   Cost $50,000,000)(2)                             50,000,000
-------------------------------------------------------------------------------
       45,000,000  Salomon Smith Barney
                   Holdings, VRN, 1.27%,
                   4/22/03, resets monthly off
                   the 1-month LIBOR minus
                   0.03% with no caps                               45,000,000
-------------------------------------------------------------------------------
        4,075,000  Service Oil, VRN, 1.35%,
                   4/1/03 (LOC: U.S. Bank N.A.)                      4,075,000
-------------------------------------------------------------------------------
       42,000,000  Toyota Motor Credit Corp.,
                   VRN, 1.36%, 5/7/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.01% with
                   no caps                                          42,000,000
-------------------------------------------------------------------------------
       50,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 1.46%,
                   5/1/03, resets quarterly off
                   the 3-month LIBOR plus
                   0.11% with no caps (Acquired
                   11/9/99, Cost $50,000,000)(2)                    50,000,000
-------------------------------------------------------------------------------
       17,500,000  Unilever Capital Corp.,
                   6.75%, 11/1/03                                   18,050,593
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              375,950,792
===============================================================================

See Notes to Financial Statements.                                  (continued)

------
     6

Prime Money Market - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 12.9%

      $ 3,725,000  Acworth Downtown
                   Development Auth. Rev.,
                   (Cable/Fiber Project), VRDN,
                   1.35%, 4/3/03 (AMBAC)                     $        3,725,000
--------------------------------------------------------------------------------
       10,000,000  Alaska Housing Finance Corp.
                   Rev., Series 2002 B, VRDN,
                   1.31%, 4/3/03 (FSA)                               10,000,000
--------------------------------------------------------------------------------
        7,115,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations Rev.,
                   Series 2002 B, (Colma Bart),
                   VRDN, 1.35%, 4/3/03
                   (LOC: Bank of America N.A.)                        7,115,000
--------------------------------------------------------------------------------
       14,605,000  California Housing Finance
                   Agency Rev., Series 2000 R,
                   VRDN, 1.32%, 4/2/03
                   (AMBAC/FHA)                                       14,605,000
--------------------------------------------------------------------------------
       15,595,000  California Housing Finance
                   Agency Rev., Series 2001 H,
                   VRDN, 1.32%, 4/2/03
                   (GO of Agency)                                    15,595,000
--------------------------------------------------------------------------------
       25,500,000  California Rev. Anticipation
                   Notes, VRDN, 1.31%, 4/3/03                        25,499,698
--------------------------------------------------------------------------------
       21,600,000  City of New York GO,
                   Subseries 2001 A9, VRDN,
                   1.25%, 4/2/03 (FGIC)                              21,600,000
--------------------------------------------------------------------------------
       33,000,000  Connecticut Housing Finance
                   Auth. Rev., Series 2002 C3,
                   (Mortgage Financing Program),
                   VRDN, 1.30%, 4/3/03
                   (SBBPA: FHLB)                                     33,000,000
--------------------------------------------------------------------------------
        5,000,000  Denver City & County Rev.,
                   Series 2002 D, VRDN,
                   1.25%, 4/2/03
                   (LOC: Societe Generale)                            5,000,000
--------------------------------------------------------------------------------
        3,315,000  El Monte COP, Series 2003 B,
                   (Community Improvement),
                   VRDN, 1.46%, 4/3/03  (LOC: Union
                   Bank of  California N.A., California
                   State Teacher's Retirement)                        3,315,000
--------------------------------------------------------------------------------
       16,250,000  Georgia Municipal Gas Auth.
                   Rev., Series 2003 A, (Gas
                   Portfolio III), VRDN, 1.34%,
                   4/2/03 (LOC: Wachovia
                   Bank N.A.)                                        16,250,000
--------------------------------------------------------------------------------
        6,100,000  Illinois Health Facilities Auth.
                   Rev., Series 2002 B,
                   (Silver Cross), VRDN, 1.35%,
                   4/2/03 (LOC: Fifth Third Bank)                     6,100,000
--------------------------------------------------------------------------------
       10,000,000  Michigan State Housing
                   Development Auth. Rev.,
                   Series 2002 C, VRDN, 1.31%,
                   4/2/03 (MBIA)                                     10,000,000
--------------------------------------------------------------------------------
        4,000,000  Michigan State University
                   Rev., Series 2002 B, VRDN,
                   1.30%, 4/2/03 (SBBPA: Dexia
                   Credit Local)                                      4,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 3,710,000  Missouri State Health &
                   Educational Facilities Auth.
                   Rev., (Baptist College), VRDN,
                   1.35%, 4/1/03 (LOC: U.S.
                   Bank N.A.)                               $        3,710,000
--------------------------------------------------------------------------------
        9,445,000  Montgomery County
                   Redevelopment Auth.
                   Multifamily Housing Rev.,
                   Series 2001 A, (Kingswood
                   Apartments), VRDN, 1.30%,
                   4/3/03 (LOC: Fannie Mae)                          9,445,000
--------------------------------------------------------------------------------
       20,950,000  New York Housing Finance
                   Agency Rev., Series 2002 B,
                   (900 8th Avenue Housing),
                   VRDN, 1.30%, 4/2/03
                   (LOC: Keybank N.A.)                              20,950,000
--------------------------------------------------------------------------------
       14,735,000  North Miami Special
                   Obligation Rev., (Pension
                   Funding), VRDN, 1.35%,
                   4/3/03 (AMBAC)                                   14,735,000
--------------------------------------------------------------------------------
        9,865,000  Oklahoma Development
                   Finance Auth. Rev.,
                   Series 2003 A, (Langston
                   Development Inc.),
                   VRDN,  1.36%, 4/3/03
                   (LOC: Arvest Bank)                                9,865,000
--------------------------------------------------------------------------------
        2,000,000  Olathe Industrial Rev.,
                   (Zschoche Family), VRDN,
                   1.35%, 4/3/03
                   (LOC: U.S. Bank N.A.)                             2,000,000
--------------------------------------------------------------------------------
        7,000,000  Olathe Industrial Rev.,
                   Series 1997 B, (Diamant
                   Boart Inc.), VRDN, 1.45%,
                   4/3/03 (LOC: Svenska
                   Handelsbanken) (Acquired
                   12/2/02, Cost $7,000,000)(2)                      7,000,000
--------------------------------------------------------------------------------
        5,000,000  Omaha GO, (Riverfront
                   Redevelopment), VRDN,
                   1.41%, 4/2/03 (AMBAC)                             5,000,000
--------------------------------------------------------------------------------
        3,900,000  Orange County Industrial
                   Development Auth. Rev.,
                   (Jewish Federation of  Greater
                   Orlando), VRDN,  1.35%, 4/3/03
                   (LOC: Bank of America N.A.)                       3,900,000
--------------------------------------------------------------------------------
        1,690,000  Plymouth Rev., (Carlson
                   Center), VRDN, 1.35%,
                   4/3/03 (LOC: U.S. Bank
                   Trust N.A.)                                       1,690,000
--------------------------------------------------------------------------------
        5,000,000  Rolla Industrial Development
                   Rev., (Brewer Science Inc.),
                   VRDN, 1.36%, 4/3/03
                   (LOC: Bank of America N.A.)                       5,000,000
--------------------------------------------------------------------------------
        7,500,000  Roman Catholic Diocese
                   of Raleigh Rev., VRDN, 1.36%,
                   4/3/03 (LOC: Bank of
                   America N.A.)                                     7,500,000
--------------------------------------------------------------------------------
       10,540,000  Sacramento County Pension
                   GO, VRDN, 1.30%, 4/2/03
                   (LOC: Bayerische Landesbank)                     10,540,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                         7

Prime Money Market - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 8,000,000  San Jose Financing Auth.
                   Lease Rev., (Hayes Mansion
                   Phase B), VRDN, 1.30%,
                   4/2/03 (AMBAC)                            $        8,000,000
--------------------------------------------------------------------------------
       23,300,000  Santa Rosa Wastewater Rev.,
                   Series 2002 A, VRDN, 1.45%,
                   4/3/03 (LOC: Bayerische
                   Landesbank)                                       23,300,000
--------------------------------------------------------------------------------
        4,245,000  Sterling Tax Allocation Rev.,
                   (Rock River Redevelopment),
                   VRDN, 1.41%, 4/2/03
                   (LOC: Wachovia Bank N.A.)                          4,245,000
--------------------------------------------------------------------------------
        7,500,000  Terre Haute Industrial Rev.,
                   Series 2002 D, (Westminster
                   Village), VRDN, 1.46%,
                   4/3/03 (LOC: Huntington
                   National Bank)                                     7,500,000
--------------------------------------------------------------------------------
       11,305,000  Texas GO, Series 2002 B,
                   (Veterans Housing), VRDN,
                   1.25%, 4/2/03 (SBBPA:
                   Landesbank Hessen-Thurigen
                   Girozentrale)                                     11,305,000
--------------------------------------------------------------------------------
        3,600,000  Wisconsin State Health &
                   Educational Facilities Auth.
                   Rev., Series 2002 B,
                   (Benevolent Corp. Cedar
                   Project), VRDN, 1.46%,
                   4/3/03 (LOC: National
                   Exchange Bank & Trust)                             3,600,000
--------------------------------------------------------------------------------
        2,840,000  Wisconsin State Health &
                   Educational Facilities Auth.
                   Rev., Series 2002 F, VRDN,
                   1.46%, 4/2/03 (LOC: National
                   Exchange Bank & Trust)                             2,840,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                          337,929,698
================================================================================

U.S. GOVERNMENT AGENCY
SECURITIES -- 12.9%
--------------------------------------------------------------------------------
   50,000,000    FHLB, 1.80%, 11/5/03                                50,000,000
--------------------------------------------------------------------------------
   11,815,000    FHLB, 1.75%, 11/10/03                               11,804,859
--------------------------------------------------------------------------------
   40,000,000    FHLB, 1.26%, 4/8/04                                 40,000,000
--------------------------------------------------------------------------------
   41,000,000    FHLB, 1.32%, 4/14/04(3)                             41,000,000
--------------------------------------------------------------------------------
   12,000,000    FHLB, 3.75%, 4/15/04                                12,299,566
--------------------------------------------------------------------------------
   45,000,000    FHLMC, 5.25%, 2/15/04                               46,498,110
--------------------------------------------------------------------------------
    7,334,000    FNMA, 3.625%, 4/15/04                                7,507,669
--------------------------------------------------------------------------------
   10,000,000    FNMA, 1.45%, 4/19/04                                10,000,000
--------------------------------------------------------------------------------
   75,000,000    SLMA MTN, VRN, 1.32%,
                 4/1/03, resets weekly off the
                 3-month T-Bill rate plus
                 0.15% with no caps(5)                               74,997,284
--------------------------------------------------------------------------------
   41,500,000    SLMA, 1.40%, 2/24/04                                41,500,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                   335,607,488
================================================================================

Principal Amount                                                       Value
-------------------------------------------------------------------------------

 CERTIFICATES OF DEPOSIT -- 8.7%

      $20,000,000  Bank of Nova Scotia,
                   1.29%, 4/7/03                             $      20,000,000
-------------------------------------------------------------------------------
       30,000,000  Barclays Bank plc,
                   1.30%, 5/2/03                                    29,999,992
-------------------------------------------------------------------------------
       25,000,000  Canadian Imperial Bank of
                   Commerce, 1.27%, 5/8/03                          25,000,000
-------------------------------------------------------------------------------
       15,000,000  Canadian Imperial Bank of
                   Commerce, 1.35%, 6/10/03                         15,000,269
-------------------------------------------------------------------------------
       20,000,000  Canadian Imperial Bank of
                   Commerce, 1.31%, 7/10/03                         20,000,000
-------------------------------------------------------------------------------
       38,300,000  UBS AG, 1.24%, 3/22/04                           38,296,262
-------------------------------------------------------------------------------
       50,000,000  Westdeutsche Landesbank
                   AG, 1.35%, 5/19/03                               50,000,000
-------------------------------------------------------------------------------
       29,000,000  Westdeutsche Landesbank
                   Girozentrale, 2.13%, 7/17/03                     29,000,000
-------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                      227,296,523
===============================================================================

ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS -- 1.2%

       32,000,000  Stripped Government
                   Receipts, Series 1997-1,
                   1.38%, 7/21/03(1)                                31,865,305
===============================================================================
ASSET-BACKED SECURITIES(4) -- 0.1%

        3,438,482  Honda Auto Receivables
                   Owner Trust, Series 2002-3,
                   Class A1 SEQ, 1.82%, 8/18/03                      3,438,482
===============================================================================
TOTAL INVESTMENT
SECURITIES - 100.0%                                             $2,615,586,829
===============================================================================

See Notes to Financial Statements.                                  (continued)

------
     8

Prime Money Market - Schedule of Investments

MARCH 31, 2003

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is  indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
March 31, 2003.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
March 31, 2003.

(1)  The yield to maturity at purchase is indicated.

(2)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
     March 31, 2003, was $1,044,754,074, which represented 40.5% of net assets.
     Restricted securities considered illiquid represent 1.9% of net assets.

(3)  When-issued security.

(4)  Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(5)  Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

                                                                          ------
                                                                          9

Statement of Assets and Liabilities

MARCH 31, 2003
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------
Investment securities, at value (amortized cost and
cost for federal income tax purposes)                            $2,615,586,829
-------------------------------------------------------------
Cash                                                                  2,417,832
-------------------------------------------------------------
Receivable for capital shares sold                                        2,011
-------------------------------------------------------------
Interest receivable                                                   4,307,727
-------------------------------------------------------------
Prepaid portfolio insurance                                             237,730
--------------------------------------------------------------------------------
                                                                  2,622,552,129
--------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------
Payable for investments purchased                                    41,000,000
-------------------------------------------------------------
Accrued management fees                                               1,311,174
-------------------------------------------------------------
Distribution fees payable                                                 1,219
-------------------------------------------------------------
Service fees payable                                                      1,210
-------------------------------------------------------------
Dividends payable                                                        23,288
--------------------------------------------------------------------------------
                                                                     42,336,891
--------------------------------------------------------------------------------

NET ASSETS                                                       $2,580,215,238
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                  $2,580,223,457
-------------------------------------------------------------
Accumulated net realized loss on investment transactions                 (8,219)
--------------------------------------------------------------------------------

                                                                 $2,580,215,238
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                       $2,574,693,972
-------------------------------------------------------------
Shares outstanding                                                2,574,703,166
-------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $5,431,281
-------------------------------------------------------------
Shares outstanding                                                    5,430,304
-------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                              $25,024
-------------------------------------------------------------
Shares outstanding                                                       25,025
-------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                              $25,024
-------------------------------------------------------------
Shares outstanding                                                       25,025
-------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                              $39,937
-------------------------------------------------------------
Shares outstanding                                                       39,937
-------------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
    10

Statement of Operations

YEAR ENDED MARCH 31, 2003

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Interest                                                            $48,475,672
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Management fees                                                      15,941,263
-------------------------------------------------------------
Distribution fees:
-------------------------------------------------------------
 Advisor Class                                                           31,973
-------------------------------------------------------------
 B Class                                                                     25
-------------------------------------------------------------
 C Class                                                                  1,902
-------------------------------------------------------------
Service fees:
-------------------------------------------------------------
 Advisor Class                                                           31,973
-------------------------------------------------------------
 B Class                                                                      8
-------------------------------------------------------------
 C Class                                                                    951
-------------------------------------------------------------
Service and distribution fees -- A Class                                      8
-------------------------------------------------------------
Trustees' fees and expenses                                              93,384
-------------------------------------------------------------
Portfolio insurance and other expenses                                  381,504
--------------------------------------------------------------------------------
                                                                     16,482,991
-------------------------------------------------------------
Amount waived                                                              (110)
--------------------------------------------------------------------------------
                                                                     16,482,881
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                31,992,791
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                                511
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $31,993,302
================================================================================

See Notes to Financial Statements.

                                                                          ------
                                                                          11

Statement of Changes in Net Assets

YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                 MARCH 2003        MARCH 2002(1)     FEBRUARY 2002(2)

OPERATIONS

Net investment income                              $    31,992,791     $     3,537,295     $    92,772,576
--------------------------------------------------
Net realized gain                                              511                 333             456,732
------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                               31,993,302           3,537,628          93,229,308
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
--------------------------------------------------
  Investor Class                                       (31,863,736)         (3,522,358)        (92,517,082)
--------------------------------------------------
  Advisor Class                                           (127,225)            (14,937)           (255,494)
--------------------------------------------------
  A Class                                                      (25)                 --                  --
--------------------------------------------------
  B Class                                                      (25)                 --                  --
--------------------------------------------------
  C Class                                                   (1,780)                 --                  --
--------------------------------------------------
From net realized gains:
--------------------------------------------------
  Investor Class                                            (8,678)               (331)            (76,566)
--------------------------------------------------
  Advisor Class                                                (50)                 (2)               (217)
--------------------------------------------------
  C Class                                                       (2)                 --                  --
------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions              (32,001,521)         (3,537,628)        (92,849,359)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net decrease in net assets from
capital share transactions                            (190,252,441)        (40,047,187)        (73,516,135)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                            (190,260,660)        (40,047,187)        (73,136,186)

NET ASSETS

Beginning of period                                  2,770,475,898       2,810,523,085       2,883,659,271
------------------------------------------------------------------------------------------------------------
End of period                                       $2,580,215,238      $2,770,475,898      $2,810,523,085
============================================================================================================

(1)  The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period.

(2)  Year ended February 28, 2002.

See Notes to Financial Statements.

------
    12

Notes to Financial Statements

MARCH 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Advisor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ  principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class and  B Class commenced on January 31, 2003. Sale of the C Class commenced on May 7, 2002.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis,  the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net  realized gains to shareholders and to otherwise qualify as a regulated investment company  under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements  are prepared in conformity with accounting  principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

                                                                          ------
                                                                          13

Notes to Financial Statements

MARCH 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class, A Class, B
Class and C Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500%
less at each point within the Complex Fee range. For the year ended March 31,
2003, the effective annual management fee was 0.59%, 0.34%, 0.59%, 0.59% and
0.59% for the Investor, Advisor, A, B and C Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:

---------------------------------------------------------------------
                       ADVISOR           B             C
---------------------------------------------------------------------
Distribution Fee       0.25%          0.75%          0.50%
---------------------------------------------------------------------
Service Fee            0.25%          0.25%          0.25%
---------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for  individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. All or a portion of the distribution and service fees for the A, B and C Classes may have been voluntarily waived during the period. For the year ended March 31, 2003, the A Class, B Class and  C Class waived $8, $33 and $69, respectively, of distribution and service fees. Fees incurred under the plans during the year ended March 31, 2003, are detailed in the Statement of Operations.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of  the trust, ACIS, and the trust's transfer agent, American
Century Services Corporation.

                                                                    (continued)

------
    14

Notes to Financial Statements

MARCH 31, 2003

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                        SHARES                AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
--------------------------------------------------
Sold                                                 2,590,130,017        $2,590,130,017
--------------------------------------------------
Issued in reinvestment of distributions                 31,203,319            31,203,319
--------------------------------------------------
Redeemed                                            (2,802,779,766)       (2,802,779,766)
------------------------------------------------------------------------------------------
Net decrease                                          (181,446,430)       $ (181,446,430)
==========================================================================================
PERIOD ENDED MARCH 31, 2002(1)
--------------------------------------------------
Sold                                                   239,431,715          $239,431,715
--------------------------------------------------
Issued in reinvestment of distributions                  3,445,232             3,445,232
--------------------------------------------------
Redeemed                                              (283,643,500)         (283,643,500)
------------------------------------------------------------------------------------------
Net decrease                                           (40,766,553)        $ (40,766,553)
==========================================================================================
YEAR ENDED FEBRUARY 28, 2002
--------------------------------------------------
Sold                                                 3,294,485,443        $3,294,485,443
--------------------------------------------------
Issued in reinvestment of distributions                 90,184,664            90,184,664
--------------------------------------------------
Redeemed                                            (3,464,009,703)       (3,464,009,703)
------------------------------------------------------------------------------------------
Net decrease                                           (79,339,596)        $ (79,339,596)
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2003
--------------------------------------------------
Sold                                                    12,446,959            $12,446,95
--------------------------------------------------
Issued in reinvestment of distributions                    126,366               126,366
--------------------------------------------------
Redeemed                                               (21,469,323)          (21,469,323)
------------------------------------------------------------------------------------------
Net decrease                                            (8,895,998)         $ (8,895,998)
==========================================================================================
PERIOD ENDED MARCH 31, 2002(1)
--------------------------------------------------
Sold                                                     1,552,306            $1,552,306
--------------------------------------------------
Issued in reinvestment of distributions                     14,994                14,994
--------------------------------------------------
Redeemed                                                  (847,934)             (847,934)
------------------------------------------------------------------------------------------
Net increase                                               719,366            $  719,366
==========================================================================================
YEAR ENDED FEBRUARY 28, 2002
--------------------------------------------------
Sold                                                    19,506,528            $19,506,52
--------------------------------------------------
Issued in reinvestment of distributions                    251,762               251,762
--------------------------------------------------
Redeemed                                               (13,934,829)          (13,934,829)
------------------------------------------------------------------------------------------
Net increase                                             5,823,461            $ 5,823,46
==========================================================================================

(1)  For the one-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month period.

                                                                    (continued)

                                                                          ------
                                                                          15

Notes to Financial Statements

MARCH 31, 2003

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                            SHARES       AMOUNT
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2003(1)
-------------------------------------------------------
Sold                                                        25,000      $25,000
-------------------------------------------------------
Issued in reinvestment of distributions                         25           25
--------------------------------------------------------------------------------
Net increase                                                25,025      $25,025
================================================================================
B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2003(1)
-------------------------------------------------------
Sold                                                        25,000      $25,000
-------------------------------------------------------
Issued in reinvestment of distributions                         25           25
--------------------------------------------------------------------------------
Net increase                                                25,025      $25,025
================================================================================
C CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MARCH 31, 2003(2)
-------------------------------------------------------
Sold                                                     1,023,161   $1,023,161
-------------------------------------------------------
Issued in reinvestment of distributions                      1,640        1,640
-------------------------------------------------------
Redeemed                                                  (984,864)    (984,864)
--------------------------------------------------------------------------------
Net increase                                                39,937   $    39,93
================================================================================

(1)  January 31, 2003 (commencement of sale) through March 31, 2003.

(2)  May 7, 2002 (commencement of sale) through March 31, 2003.

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of March 31, 2003, accumulated net realized capital loss carryovers for federal income tax purposes of $13,940 (expiring in 2010) may be used to offset future taxable realized gains and the undistributed ordinary income component for federal income tax purposes was $5,721.

                                                                    (continued)

------
    16

Prime Money Market -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------
                                        2003        2002(1)       2002         2001      2000(2)       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period                    $1.00       $1.00        $1.00        $1.00       $1.00        $1.00
-------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income                 0.01        --(3)        0.03         0.06        0.05         0.05
-------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income           (0.01)       --(3)       (0.03)       (0.06)      (0.05)       (0.05)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00       $1.00        $1.00        $1.00       $1.00        $1.00
=============================================================================================================
  TOTAL RETURN(4)                       1.19%       0.13%        3.16%        6.05%       4.92%        5.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   0.61%    0.60%(5)        0.60%        0.60%       0.60%     0.58%(6)
----------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                 0.61%    0.60%(5)        0.60%        0.60%       0.60%        0.60%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.19%    1.48%(5)        3.13%        5.88%       4.81%      4.91%(6)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)                 1.19%    1.48%(5)        3.13%        5.88%       4.81%        4.89%
----------------------------------
Net Assets, End of Period
(in thousands)                     $2,574,694 $2,756,147    $2,796,914   $2,875,876  $2,921,825   $2,851,880
-------------------------------------------------------------------------------------------------------------

(1)  One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(2)  Year ended February 29, 2000.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6)  The manager waived a portion of expenses through May 31, 1998.

See Notes to Financial Statements.

                                                                          ------
                                                                          17

Prime Money Market -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
                                           2003       2002(1)      2002       2001       2000(2)     1999(3)

PER-SHARE DATA

Net Asset Value,
Beginning of Period                       $1.00        $1.00     $1.00      $1.00         $1.00       $1.00
-------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income                    0.01         --(4)     0.03       0.06          0.05        0.02
-------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income              (0.01)        --(4)    (0.03)     (0.06)        (0.05)      (0.02)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $1.00        $1.00     $1.00      $1.00         $1.00       $1.00
=============================================================================================================
  TOTAL RETURN(5)                          0.93%        0.10%     2.90%      5.79%         4.66%       2.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     0.86%      0.85%(6)     0.85%      0.85%         0.85%    0.85%(6)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     0.94%      1.23%(6)     2.88%      5.63%         4.56%    4.53%(6)
--------------------------------------
Net Assets, End of Period
(in thousands)                           $5,431      $14,329    $13,609     $7,784        $4,799     $3,215
-------------------------------------------------------------------------------------------------------------

(1)  One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(2)  Year ended February 29, 2000.

(3)  August 28, 1998 (commencement of sale) through February 28, 1999.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6)  Annualized.

See Notes to Financial Statements.

------
    18

Prime Money Market -  Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                        2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                     $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income                                                    --(2)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                               --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $1.00
================================================================================
 TOTAL RETURN(3)                                                          0.12%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   0.61%(4)(5)
------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                                0.86%(4)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                0.76%(4)(5)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)                                                0.51%(4)
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $25
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through March 31, 2003.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  During the period ended March 31, 2003, the distributor voluntarily waived the service and distribution fees.

See Notes to Financial Statements.

                                                                          ------
                                                                          19

Prime Money Market -  Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                        B CLASS
--------------------------------------------------------------------------------
                                                                        2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                     $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income                                                    --(2)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                               --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $1.00
================================================================================
 TOTAL RETURN(3)                                                          0.12%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   0.61%(4)(5)
------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                                1.61%(4)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                0.76%(4)(5)
------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets
(Before Expense Waiver)                                              (0.24)%(4)
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $25
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through March 31, 2003.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  During the period ended March 31, 2003, the distributor voluntarily waived the distribution and service fees.

See Notes to Financial Statements.

------
    20

Prime Money Market -  Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                        C CLASS
--------------------------------------------------------------------------------
                                                                        2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                     $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income                                                    --(2)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
 From Net Investment Income                                               --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $1.00
================================================================================
 TOTAL RETURN(3)                                                          0.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   1.34%(4)(5)
------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                                1.36%(4)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                0.47%(4)(5)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)                                                0.45%(4)
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $40
--------------------------------------------------------------------------------

(1)  May 7, 2002 (commencement of sale) through March 31, 2003.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  During the period ended March 31, 2003, the distributor voluntarily waived a portion of the service fees.

See Notes to Financial Statements.

                                                                          ------
                                                                          21

Report of Independent Accountants

To the Trustees of the American Century Investment Trust and  Shareholders of
the Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects,  the financial position of the Prime Money Market Fund (one of the four funds in the American Century Investment Trust hereafter referred to as the "Fund") at March 31, 2003, the results of its operations for the year then ended, the changes  in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 9, 2003

------
    22

Management

The individuals listed below serve as trustees or officers of the fund. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
-------------------------------------------------------------------------------
MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
-------------------------------------------------------------------------------

                                                                    (continued)

                                                                          ------
                                                                          23

Management

INDEPENDENT TRUSTEES (CONTINUED)
-------------------------------------------------------------------------------
KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
-------------------------------------------------------------------------------

INTERESTED TRUSTEE
-------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
    24

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
-------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                          ------
                                                                          25

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

------
    26

Background Information

INVESTMENT TEAM LEADERS

PORTFOLIO MANAGER
-------------------------------------------------------------------------------
    Denise Tabacco
-------------------------------------------------------------------------------
CREDIT RESEARCH MANAGER
-------------------------------------------------------------------------------
    Greg Afiesh
-------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond making modest portfolio adjustments based on their analysis of prevailing  funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

PRIME MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

An investment in Prime Money Market is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve  the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated.

The Lipper category for Prime Money Market is: MONEY MARKET INSTRUMENT
FUNDS--funds that intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

                                                                    (continued)

                                                                          ------
                                                                          27

Background Information

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common S&P short-term credit ratings and their definitions:

* A-1+:  extremely strong ability to meet financial obligations.

* A-1:  strong ability to meet financial obligations.

* A-2:  satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

------
    28

Glossary

ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

AVERAGE ANNUAL RETURNS--the  annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial
Highlights."

CERTIFICATES OF DEPOSIT (CDS)--CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

COMMERCIAL PAPER (CP)--short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one-  to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank).
Some agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

VARIABLE-RATE NOTES (VRNS)--debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the
90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

                                                                    (continued)

                                                                          ------
                                                                          29

Glossary

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (7-DAY CURRENT)--calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE)--calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad classifications:

MONEY MARKET FUNDS--designed to provide preservation of capital with low risk.
Invest in high-quality, short-term debt securities issued by governments, banks, and corporations.

BOND FUNDS--designed to provide income with relative stability. Invest in bonds and other debt securities issued by governments and their agencies (federal, foreign, and state), corporations, and financial institutions.

BALANCED FUNDS--designed to provide both growth and income by investing in a mix of securities held by stock funds, bond funds, and money market funds.

STOCK FUNDS--designed to provide opportunities for long-term capital appreciation through investments in equity securities of domestic and international companies.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price- fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

------
    30

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                                          ------
                                                                          31

Notes

------
    32

Notes

                                                                          ------
                                                                          33

Notes

------
    34

[back cover]

CONTACT US

www.americancentury.com

Automated Information Line:
1-800-345-8765

Investor Relations:
1-800-345-2021 or 816-531-5575

Investors Using Advisors:
1-800-378-9878

Business, Not-For-Profit,
Employer-Sponsored Retirement Plans:
1-800-345-3533

Banks and Trust Companies, Broker-Dealers,
Financial Advisors, Insurance Companies:
1-800-345-6488

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

American Century Investment Trust

Investment Manager:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                 COMPANIES

0305                              American Century Investment Services, Inc.
SH-ANN-34049S                     (c)2003 American Century Services Corporation

[front cover]

March 31, 2003

American Century
Annual Report

[photo]

Premium Money Market

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS
CLASSIFIED BY CATEGORY AND RISK.

Our Message to You

[photo]
James E. Stowers III with James E. Stowers, Jr.

For the third straight year, weak economic conditions caused U.S. interest rates to fall. That meant lower yields for all money market instruments, including
American Century Premium Money Market, for the fiscal year ended March 31, 2003.
Annualized U.S. economic growth slowed from 4% in the third quarter of 2002 to just 1.4% in the fourth quarter and 1.6% (according to initial government estimates) in the first quarter of 2003.

In an effort to boost growth and offset any stagnation caused by the war with
Iraq, the Federal Reserve cut its overnight interest rate target to just 1.25%
on November 6. That caused other short-term interest rates and yields to fall too. By the end of March 2003, the three-month Treasury bill yield was 1.12% and the average seven-day current yield for 359 money market funds tracked by Lipper
Inc. was 0.56%.

These historically low money market fund yields and the possibility that the
Federal Reserve will cut its overnight interest rate target again have raised concerns about "negative yields," which threaten the normally stable $1 share price of money market funds.  We want to assure investors that, like other investment companies, we've taken measures to preserve the share price of
American Century money market funds.

One of the factors that kept money market yields low was the uncertainty caused by "Operation Iraqi Freedom" and the events leading up to it. The war also had a deep emotional impact on many of us. We wish to thank the military personnel--including some of our American Century associates--who served recently with the coalition forces.

We're working hard to serve you in this challenging financial environment.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

Premium Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
----------------------------------------------------------------------------------------------------
                              PREMIUM      90-DAY TREASURY   LIPPER MONEY MARKET INSTRUMENT FUNDS(2)
                            MONEY MARKET      BILL INDEX        AVERAGE RETURN   FUND'S RANKING
----------------------------------------------------------------------------------------------------
   6 months(1)                 0.56%            0.62%             0.34%          41 out of 402
----------------------------------------------------------------------------------------------------
   1 Year                      1.32%            1.45%             0.86%          34 out of 390
----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
   3 Years                     3.49%            3.28%             2.97%          26 out of 340
----------------------------------------------------------------------------------------------------
   5 Years                     4.15%            3.91%             3.69%          26 out of 266
----------------------------------------------------------------------------------------------------
   Life of Fund                4.43%            4.34%(3)          4.15%(4)       19 out of 154(4)
----------------------------------------------------------------------------------------------------

The fund's inception date was 4/1/93.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

(3)  Since 3/31/93, the date nearest the fund's inception for which data are available.

(4)  Since 4/30/93, the date nearest the fund's inception for which data are available.

See pages 17-20 for information about returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $561.0 million
-------------------------------------------------------------------------------
                                           3/31/03               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   69 days               69 days
-------------------------------------------------------------------------------
Expense Ratio                              0.47%                 0.46%
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
A-1+                                        67%                   73%
-------------------------------------------------------------------------------
A-1                                         33%                   27%
-------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 18 for more information.

YIELDS AS OF MARCH 31, 2003
-------------------------------------------------------------------------------
7-Day Current Yield                                   0.86%
-------------------------------------------------------------------------------
7-Day Effective Yield                                 0.87%
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
1-30 days                                   43%                   47%
-------------------------------------------------------------------------------
31-90 days                                  34%                   36%
-------------------------------------------------------------------------------
91-180 days                                 12%                   12%
-------------------------------------------------------------------------------
More than 180 days                          11%                    5%
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          1

Premium Money Market -  Portfolio Commentary

By Denise Tabacco, portfolio manager

PERFORMANCE SUMMARY

Premium Money Market continued to be one of the best-performing money market funds during the fiscal year ended March 31, 2003, ranking in the top 10% of
Lipper Inc.'s money market funds category. Premium Money Market's long-term performance record is also very strong--the fund ranked in the top 10% of its
Lipper category over the past three- and five-year periods. (See the previous page for additional performance information.)

ECONOMIC & MARKET REVIEW

Money market rates declined sharply during the past year, falling to their lowest levels in decades. At the beginning of the period, the U.S. economy appeared to be on track for a healthy recovery following strong growth in early
2002. However, the economy stalled during the summer and remained weak through the first quarter of 2003.

The Federal Reserve (the Fed) attempted to stimulate economic activity by cutting short-term interest rates in early November. The Fed's only rate cut in
2002--after 11 rate cuts in 2001--brought the federal funds rate target down to a 40-year low of 1.25%. Money market rates declined in response to the Fed's move and continued to fall through the end of the period as the market priced in expectations of another rate cut later in 2003.

Another factor contributing to low money market rates was uncertainty  in the financial markets. Investors concerned about accounting scandals, stock market volatility, and the war with Iraq looked to short-term securities as a comparatively safe place to ride out the storm. Increased demand put downward pressure on money market yields.

PORTFOLIO STRATEGY

We maintained a relatively long average maturity (compared with the portfolio's
"neutral" 55-60-day level), extending at various times throughout the year. We lengthened Premium Money Market's average maturity early in the period when yields rose temporarily, shortly before the Fed rate cut in November, and again toward the end of the period as the market priced in another rate cut.

Historically, commercial paper (CP) made up around two-thirds of Premium Money
Market's portfolio. However, increasingly tight credit standards in the CP market, combined with corporations taking advantage of low long-term rates to issue more longer-term debt, led to  a drop in CP issuance, pushing yields down.
As a result, we reduced CP holdings from more than 65% to about 50% of the portfolio.

In place of CP, we added certificates of deposit and taxable municipal notes  to the portfolio. The municipal notes, which made up nearly 20% of the portfolio by the end of the period, are backed by letters of credit, allowing the portfolio to pick up extra yield without additional credit risk.

OUTLOOK

We think another Fed rate cut is possible but unlikely. The economic environment is still fairly weak, but we expect conditions to improve as the year progresses. Barring a rate cut, we think money market yields should be stable to slightly higher in the coming months.

Investment terms are defined in the Glossary.

-----
    2

Premium Money Market - Schedule of Investments

MARCH 31, 2003

Principal Amount                                                        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 49.4%

      $12,500,000  Abbey National North America
                   LLC, 1.25%, 5/13/03-5/19/03                     $ 12,480,964
--------------------------------------------------------------------------------
        5,000,000  Alcon Capital Corp., 1.23%,
                   10/3/03 (Acquired 3/7/03,
                   Cost $4,964,125)(2)                                4,968,396
--------------------------------------------------------------------------------
        7,200,000  Allied Irish Banks N.A., 1.35%,
                   4/11/03                                            7,197,310
--------------------------------------------------------------------------------
       15,457,000  American Family Financial
                   Services, Inc., 1.20%-1.33%,
                   4/30/03-6/25/03                                   15,427,563
--------------------------------------------------------------------------------
       14,500,000  Amstel Funding Corp.,
                   1.28%-1.50%, 5/5/03-8/4/03
                   (Acquired 11/6/02-3/4/03,
                   Cost $14,410,018)(2)                              14,459,844
--------------------------------------------------------------------------------
        9,000,000  BMW U.S. Capital Corp.,
                   1.29%, 7/10/03                                     8,967,750
--------------------------------------------------------------------------------
        5,000,000  Charta Corp., 1.27%, 4/15/03
                   (Acquired 2/27/03, Cost
                   $4,991,710)(2)                                     4,997,531
--------------------------------------------------------------------------------
       17,500,000  Chevron UK Investment plc,
                   1.23%-1.26%, 7/7/03-8/6/03
                   (Acquired 2/5/03-3/6/03,
                   Cost $17,407,996)(2)                              17,431,146
--------------------------------------------------------------------------------
        8,000,000  Corporate Receivables Corp.,
                   1.19%, 5/6/03 (Acquired
                   3/11/03, Cost $7,985,191)(2)                       7,990,744
--------------------------------------------------------------------------------
       15,000,000  Crown Point Capital Co.,
                   1.29%-1.34%, 4/17/03- 6/6/03
                   (Acquired 1/7/03-
                   1/21/03, Cost $14,928,759)(2)                     14,972,568
--------------------------------------------------------------------------------
        4,400,000  Dakota Notes of the Citibank,
                   1.19%, 6/19/03 (Acquired
                   3/17/03, Cost $4,386,328)(2)                       4,388,510
--------------------------------------------------------------------------------
        3,200,000  Danske Corporation, 1.30%,
                   4/8/03                                             3,199,191
--------------------------------------------------------------------------------
       10,000,000  Deutsche Bank Financial LLC,
                   1.29%, 4/9/03                                      9,997,144
--------------------------------------------------------------------------------
       17,000,000  Emerald Notes, 1.27%,
                   5/13/03-6/2/03 (Acquired
                   2/26/03-3/4/03, Cost
                   $16,948,141)(2)                                   16,967,050
--------------------------------------------------------------------------------
        4,000,000  Falcon Asset Securities Corp.,
                   1.28%, 4/7/03 (Acquired
                   2/28/03, Cost $3,995,022)(2)                       3,999,147
--------------------------------------------------------------------------------
       15,536,000  Fortis Funding LLC, 1.26%-
                   1.30%, 4/29/03-7/1/03
                  (Acquired 1/9/03-2/7/03,
                   Cost $15,456,257)(2)                              15,496,611
--------------------------------------------------------------------------------
       12,400,000  Goldman Sachs Group Inc.,
                   1.26%, 5/2/03                                     12,386,546
--------------------------------------------------------------------------------
       16,000,000  Govco Inc., 1.22%-1.25%,
                   4/25/03-5/8/03 (Acquired
                   1/29/03-3/17/03, Cost
                   $15,957,636)(2)                                   15,983,490
--------------------------------------------------------------------------------
        4,000,000  Halogen Capital Co. LLC,
                   1.27%, 5/12/03 (Acquired
                   2/12/03, Cost $3,987,441)(2)                       3,994,214
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $18,000,000  HBOS Treasury Services plc,
                   1.27%, 4/2/03-6/2/03(3)                         $ 17,965,071
--------------------------------------------------------------------------------
        5,000,000  ING America Insurance
                   Holdings, 1.26%, 4/18/03                           4,997,025
--------------------------------------------------------------------------------
       15,500,000  ING Funding LLC, 1.25%-
                   1.36%, 5/15/03-5/16/03                            15,474,983
--------------------------------------------------------------------------------
       16,000,000  Lexington Parker Capital,
                   1.18%, 6/12/03 (Acquired
                   3/10/03, Cost $15,950,702)(2)                     15,962,241
--------------------------------------------------------------------------------
       13,700,000  Spintab-Swedmortgage AB,
                   1.26%-1.34%, 4/15/03-
                   6/16/03                                           13,678,716
--------------------------------------------------------------------------------
        5,000,000  Tannehill Capital Co. LLC,
                   1.23%, 4/10/03                                     4,998,462
--------------------------------------------------------------------------------
        2,000,000  Thunder Bay Funding Inc.,
                   1.26%, 4/1/03 (Acquired
                   3/24/03, Cost $1,999,440)(2)                       2,000,000
--------------------------------------------------------------------------------
       10,200,000  UBS Finance (Delaware) Inc.,
                   1.39%, 4/1/03                                     10,200,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                              280,582,217
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 19.2%

        1,750,000  Albuquerque Industrial Rev.,
                   (Ktech Corp.), VRDN, 1.35%,
                   4/3/03 (LOC: Wells Fargo
                   Bank N.A.)                                         1,750,000
--------------------------------------------------------------------------------
        7,575,000  Baltimore County Multifamily
                   Housing Rev., Series 1999 B,
                   (Oak Crest Village), VRDN,
                   1.33%, 4/3/03 (LOC: First
                   Union National Bank)                               7,575,000
--------------------------------------------------------------------------------
        1,000,000  Board Trustees Morgan County
                   Memorial Hospital Rev.,
                   (Johnson County), VRDN,
                   1.48%, 4/3/03 (LOC: Fifth
                   Third Bank)                                        1,000,000
--------------------------------------------------------------------------------
        1,555,000  California Infrastructure &
                   Economic Development Bank
                   Industrial Rev., Series 2000 B,
                   (Bonny Doon), VRDN, 1.49%,
                   4/3/03 (LOC: Comerica Bank)                        1,555,000
--------------------------------------------------------------------------------
        5,365,000  California Pollution Control
                   Financing Auth. Solid Waste
                   Disposal Rev., Series 2001 B,
                   (Cheese & Protein International
                   LLC), VRDN, 1.35%, 4/2/03
                   (LOC: Cooperative Centrale)                        5,365,000
--------------------------------------------------------------------------------
        2,500,000  California Rev. Anticipation
                   Notes, VRDN, 1.31%, 4/3/03                         2,500,000
--------------------------------------------------------------------------------
        1,255,000  Colorado Health Facilities Auth.
                   Rev., (Visiting Nurse), VRDN,
                   1.40%, 4/1/03 (LOC: Wells
                   Fargo Bank N.A.)                                   1,255,000
--------------------------------------------------------------------------------
        7,000,000  Connecticut Housing Finance
                   Auth. Rev., Series 2002 C3,
                   (Mortgage Financing Program),
                   VRDN, 1.30%, 4/3/03 (SBBPA:
                   FHLB)                                              7,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          3

Premium Money Market -  Schedule of Investments

MARCH 31, 2003

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 5,105,000  Cook County Industrial
                   Development Rev., Series
                   1999 B, (Devorahco LLC),
                   VRDN, 1.41%, 4/3/03 (LOC:
                   LaSalle Bank N.A.) (Acquired
                   3/23/01, Cost $5,105,000)(2)                    $  5,105,000
--------------------------------------------------------------------------------
        4,700,000  Everett Clinic, VRDN, 1.42%,
                   4/3/03 (LOC: Bank of America
                   N.A.)                                              4,700,000
--------------------------------------------------------------------------------
        6,500,000  Gwinnett County Development
                   Auth. Rev., (Hopewell Christian
                   Academy), VRDN, 1.35%,
                   4/3/03 (LOC: Bank of America
                   N.A.)                                              6,500,000
--------------------------------------------------------------------------------
        1,000,000  Indiana Health Facility
                   Financing Auth. Rev., Series
                   2002 B, (Golden Years), VRDN,
                   1.35%, 4/3/03 (LOC: Wells
                   Fargo Bank N.A.)                                   1,000,000
--------------------------------------------------------------------------------
        7,425,000  Kansas City Missouri Tax
                   Increment Rev., Series 2003 B,
                   (Chouteau Development
                   Company LLC), VRDN, 1.56%,
                   4/3/03 (MBIA) (SBBPA:
                   JPMorgan Chase Bank)                               7,425,000
--------------------------------------------------------------------------------
        8,590,000  Montebello COP, VRDN, 1.49%,
                   4/2/03 (LOC: Union Bank of
                   California N.A.) (LOC:
                   California State Teachers
                   Retirement System)                                 8,590,000
--------------------------------------------------------------------------------
        8,760,000  Montgomery County
                   Redevelopment Auth.
                   Multifamily Housing Rev.,
                   Series 2001 A, (Brookside
                   Manor), VRDN, 1.30%, 4/3/03
                   (LOC: Fannie Mae)                                  8,760,000
--------------------------------------------------------------------------------
        6,425,000  Montgomery County
                   Redevelopment Auth.
                   Multifamily Housing Rev.,
                   Series 2001 A, (Kingswood
                   Apartments), VRDN, 1.30%,
                   4/3/03 (LOC: Fannie Mae)                           6,425,000
--------------------------------------------------------------------------------
          400,000  Nebraska Investment Finance
                   Auth. Multifamily Rev., Series
                   2001 B, (Riverbend
                   Apartments), VRDN, 1.41%,
                   4/3/03 (LOC: LaSalle Bank
                   N.A.) (Acquired 9/5/01, Cost
                   $400,000)(2)                                         400,000
--------------------------------------------------------------------------------
        2,000,000  Olathe Industrial Rev., Series
                   1997 B, (Diamant Boart Inc.),
                   VRDN, 1.45%, 4/3/03 (LOC:
                   Svenska Handelsbanken)
                   (Acquired 12/2/02, Cost
                   $2,000,000)(2)                                     2,000,000
--------------------------------------------------------------------------------
        2,000,000  Oregon State Facilities Auth.
                   Rev., (Hazelden Springbrook),
                   VRDN, 1.55%, 4/3/03 (LOC:
                   Allied Irish Bank plc)                             2,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,500,000  Osceola County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Regatta Bay
                   Apartments), VRDN, 1.45%,
                   4/2/03 (LOC: JPMorgan
                   Chase Bank)                                     $  2,500,000
--------------------------------------------------------------------------------
       14,450,000  Sacramento County Pension
                   GO, VRDN, 1.30%, 4/2/03
                   (LOC: Bayerische Landesbank)                      14,450,000
--------------------------------------------------------------------------------
        3,300,000  South Carolina Public Service
                   Auth. Rev., Series 1999 B,
                   6.85%, 1/1/04 (MBIA)                               3,438,601
--------------------------------------------------------------------------------
        2,965,000  Washington State Housing
                   Finance Commission Rev.,
                   Series 1997 B, (Glenbrooke
                   Apartments), VRDN, 1.35%,
                   4/3/03 (LOC: Bank One
                   Arizona, N.A.)                                     2,965,000
--------------------------------------------------------------------------------
        2,690,000  West Covina Public Financing
                   Auth. Rev., Series 2002 A,
                   VRDN, 1.51%, 4/2/03 (LOC:
                   Union Bank of California N.A.)
                   (LOC: California State
                   Teacher's Retirement)                              2,690,000
--------------------------------------------------------------------------------
        2,200,000  Winder-Barrow Industrial
                   Building Auth. Rev., Series
                   2003 B, (Bankhead Highway),
                   VRDN, 1.35%, 4/3/03 (LOC:
                   Bank of America N.A.)                              2,200,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                          109,148,601
--------------------------------------------------------------------------------
CORPORATE BONDS -- 16.2%

        8,700,000  American Express Credit Corp.
                   MTN, Series B, VRN, 1.32%,
                   4/8/03, resets monthly off the
                   1-month LIBOR minus 0.01%
                   with no caps                                       8,699,997
--------------------------------------------------------------------------------
       10,000,000  American Honda Finance Corp.
                   MTN, Series 1, VRN, 1.26%,
                   4/16/03, resets monthly off
                   the 1-month LIBOR minus
                   0.02% with no caps (Acquired
                   12/12/02, Cost $10,000,000)(2)                    10,000,000
--------------------------------------------------------------------------------
        5,000,000  Bank of America Corp.,
                   6.875%, 6/1/03                                     5,046,776
--------------------------------------------------------------------------------
        3,500,000  Bank of America Corp.,
                   6.50%, 8/15/03                                     3,566,367
--------------------------------------------------------------------------------
       10,000,000  CXC LLC, VRN, 1.30%, 4/1/03,
                   resets monthly off the
                   1-month LIBOR minus 0.04%
                   with no caps (Acquired
                   5/1/02, Cost $10,000,000)(2)                      10,000,000
--------------------------------------------------------------------------------
        8,000,000  General Electric Capital Corp.,
                   8.88%, 6/18/03                                     8,125,128
--------------------------------------------------------------------------------
        2,185,000  Grand Central Inc., VRN,
                   1.35%, 4/3/03                                      2,185,000
--------------------------------------------------------------------------------
        6,650,000  Metropolitan Life Insurance
                   Company, 6.30%, 11/1/03                            6,840,588
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    4

Premium Money Market -  Schedule of Investments

MARCH 31, 2003

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $10,000,000  Paradigm Funding LLC, VRN,
                   1.25%, 4/15/03, resets
                   monthly off the 1-month
                   LIBOR minus 0.02% with no
                   caps (Acquired 10/16/02,
                   Cost $10,000,000)(2)                            $ 10,000,000
--------------------------------------------------------------------------------
        5,000,000  Salomon Smith Barney
                   Holdings, VRN, 1.27%,
                   4/22/03, resets monthly off
                   the 1-month LIBOR minus
                   0.03% with no caps                                 5,000,000
--------------------------------------------------------------------------------
        8,000,000  Toyota Motor Credit Corp.,
                   VRN, 1.36%, 5/7/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.01% with no
                   caps                                               8,000,000
--------------------------------------------------------------------------------
        5,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 1.46%,
                   5/1/03, resets quarterly off
                   the 3-month LIBOR plus
                   0.11% with no caps (Acquired
                   11/9/99, Cost $5,000,000)(2)                       5,000,000
--------------------------------------------------------------------------------
        7,600,000  Unilever Capital Corp., 6.75%,
                   11/1/03                                            7,839,628
--------------------------------------------------------------------------------
        2,000,000  Wells Fargo & Company,
                   4.25%, 8/15/03                                     2,021,785
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                92,325,269
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 8.4%

       10,000,000  Bank of Nova Scotia, 1.29%,
                   4/7/03                                            10,000,000
--------------------------------------------------------------------------------
        8,000,000  Barclays Bank plc, 1.30%,
                   5/2/03                                             7,999,998
--------------------------------------------------------------------------------
       10,000,000  Canadian Imperial Bank of
                   Commerce, 1.31%, 4/3/03                           10,000,000
--------------------------------------------------------------------------------
        5,500,000  Canadian Imperial Bank of
                   Commerce, 1.31%, 7/10/03                           5,500,000
--------------------------------------------------------------------------------
        8,200,000  UBS AG, 1.24%, 3/22/04                             8,199,199
--------------------------------------------------------------------------------
        6,000,000  Westdeutsche Landesbank
                   Girozentrale, 2.13%, 7/17/03                       6,000,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                        47,699,197
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 5.8%

        5,000,000  FHLB, 1.80%, 11/5/03                               5,000,000
--------------------------------------------------------------------------------
        9,000,000  FHLB, 1.32%, 4/14/04(4)                            9,000,000
--------------------------------------------------------------------------------
        5,000,000  FHLB, 3.75%, 4/15/04                               5,124,819
--------------------------------------------------------------------------------
        8,500,000  SLMA, 1.40%, 2/24/04                               8,500,000
--------------------------------------------------------------------------------
        5,000,000  SLMA, 4.75%, 4/23/04                               5,176,544
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           32,801,363
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
AND EQUIVALENTS -- 0.9%

      $ 5,000,000  Stripped Government Receipts,
                   Series 1997-1, 1.38%,
                   7/21/03(1)                                      $  4,978,954
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(5) -- 0.1%

          711,410  Honda Auto Receivables
                   Owner Trust, Series 2002-3,
                   Class A1 SEQ, 1.82%, 8/18/03                         711,410
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                               $568,247,011
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective March 31, 2003.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective March 31, 2003.

(1)  The rate indicated is the yield to maturity at purchase.

(2)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
     March 31, 2003, was $186,116,492, which represented 33.2% of net assets.
     Restricted securities considered illiquid represent 0.9% of net assets.

(3)  Security, or a portion thereof, has been segregated for a when-issued security.

(4)  When-issued security.

(5)  Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Statement of Assets and Liabilities

MARCH 31, 2003
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized
cost and cost for federal income tax purposes)                  $568,247,011
-----------------------------------------------------------
Cash                                                                 630,518
-----------------------------------------------------------
Interest receivable                                                1,297,685
-----------------------------------------------------------
Prepaid portfolio insurance                                           51,024
--------------------------------------------------------------------------------
                                                                 570,226,238
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                  9,000,000
-----------------------------------------------------------
Accrued management fees                                              214,890
-----------------------------------------------------------
Dividends payable                                                     20,369
--------------------------------------------------------------------------------
                                                                   9,235,259
--------------------------------------------------------------------------------
NET ASSETS                                                      $560,990,979
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)              560,997,163
================================================================================

NET ASSET VALUE PER SHARE                                              $1.00
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                 $560,990,979
================================================================================

See Notes to Financial Statements.

-----
    6

Statement of Operations

YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Interest                                                         $10,047,186
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                    2,543,932
-----------------------------------------------------------
Trustees' fees and expenses                                           19,333
-----------------------------------------------------------
Portfolio insurance and other expenses                                74,782
--------------------------------------------------------------------------------
                                                                   2,638,047
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              7,409,139
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                           2,400
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $7,411,539
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2003 AND MARCH 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                    2003              2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $7,409,139       $15,530,775
----------------------------------------
Net realized gain                                     2,400            80,655
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                         7,411,539        15,611,430
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                       (7,409,139)      (15,530,775)
----------------------------------------
From net realized gains                              (4,705)          (88,101)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                               (7,413,844)      (15,618,876)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                       447,790,568       391,496,955
----------------------------------------
Issued in connection with acquisition                   --         81,052,945
----------------------------------------
Proceeds from reinvestment
of distributions                                  6,990,046        14,980,004
----------------------------------------
Payments for shares redeemed                   (469,175,890)     (438,927,919)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                 (14,395,276)       48,601,985
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           (14,397,581)       48,594,539

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              575,388,560      526,794,021
--------------------------------------------------------------------------------
End of period                                   $560,990,979     $575,388,560
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                             447,790,568       391,496,955
----------------------------------------
Issued in connection with acquisition                    --         81,052,945
----------------------------------------
Issued in reinvestment of distributions            6,990,046        14,980,004
----------------------------------------
Redeemed                                        (469,175,890)     (438,927,919)
--------------------------------------------------------------------------------
Net increase (decrease) in
shares of the fund                               (14,395,276)       48,601,985
================================================================================

See Notes to Financial Statements.

-----
    8

Notes to Financial Statements

MARCH 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements  are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

                                                                          -----
                                                                          9

Notes to Financial Statements

MARCH 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1170% to
0.2300% and the rates for the Complex Fee range from 0.2900% to 0.3100%. For the year ended March 31, 2003, the effective annual management fee was 0.45%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

4. REORGANIZATION PLAN

On December 3, 2001, the fund acquired all of the net assets of Premium Capital
Reserve and Premium Government Reserve, two funds in a series issued by American
Century Premium Reserves, Inc., pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16, 2001. Premium Capital Reserve is the surviving fund for the purposes  of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 81,052,945 and
509,872,717 shares of the fund for 81,052,945 and 509,872,717 shares of Premium
Government Reserve and Premium Capital Reserve, respectively, outstanding on
December 3, 2001. The net assets of Premium Government Reserve and Premium
Capital Reserve immediately before the acquisition were $81,052,945 and
$509,866,001, respectively. Immediately after the acquisition, the combined net assets were $590,918,946.

-----
   10

Premium Money Market -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------------------------------
                                      2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income               0.01           0.03           0.06           0.05           0.05
--------------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income                  (0.01)         (0.03)         (0.06)         (0.05)         (0.05)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                        $1.00          $1.00          $1.00          $1.00          $1.00
========================================================================================================
  TOTAL RETURN(1)                     1.32%          3.03%          6.18%          5.18%          5.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.47%          0.46%          0.45%          0.45%          0.45%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets                 1.32%          2.91%          5.99%          5.09%          4.99%
-------------------------------
Net Assets, End of Period
(in thousands)                     $560,991       $575,389       $526,794       $378,719       $276,048
--------------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Report of Independent Accountants

To the Trustees of the American Century Investment Trust and Shareholders of the
Premium Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Premium Money Market Fund (one of the four funds in the American Century Investment Trust hereafter referred to as the "Fund") at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated except as described below, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ending March 31, 2001 were audited by other auditors, whose report dated May 11, 2001, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 9, 2003

-----
   12

Management

The individuals listed below serve as trustees or officers of the fund. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          13

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (74)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN (55)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc.  (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); Chief Operating Officer,
ACC (June 1996 to September 2000); General Counsel, ACC, ACIM, ACIS, ACSC, and
other ACC subsidiaries (June 1989 to June 1998); Also serves as: Executive Vice
President, ACIS, ACSC, and other ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

-----
   14

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (39)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                          -----
                                                                          15

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

-----
   16

Background Information

INVESTMENT TEAM LEADERS
---------------------------------
PORTFOLIO MANAGER
---------------------------------
    Denise Tabacco
---------------------------------
CREDIT RESEARCH MANAGER
---------------------------------
    Greg Afiesh
---------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

PREMIUM MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

An investment in the fund is neither insured nor guaranteed by the FDIC  or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated.

The Lipper category for Premium Money Market is: MONEY MARKET INSTRUMENT
FUNDS--funds that intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

Unlike most of the funds in its Lipper category, Premium Money Market is intended for high-net-worth individual investors (minimum balance requirement is
$100,000). In addition to higher minimums, Premium Money Market has lower expenses, giving it an advantage compared with its Lipper peer group. All else being equal, lower expenses translate into higher yields and returns.

                                                                    (continued)

                                                                          -----
                                                                          17

Background Information

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are S&P's most common short-term credit ratings and their definitions:

* A-1+: extremely strong ability to meet financial obligations.

* A-1:  strong ability to meet financial obligations.

* A-2:  satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

-----
   18

Glossary

ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights."

CERTIFICATES OF DEPOSIT (CDS)--CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

COMMERCIAL PAPER (CP)--short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one-  to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

MONEY MARKET SECURITIES--high credit quality, U.S dollar-denominated debt securities with remaining maturities of 397 days or less.

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

U.S. GOVERNMENT AGENCY DISCOUNT NOTES--short-term debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank). These notes are issued at a discount and achieve full value at maturity (typically one year or less).

U.S. GOVERNMENT AGENCY NOTES--debt securities issued by U.S. government agencies
(such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some
agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

VARIABLE-RATE NOTES (VRNS)--debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the
90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). VRNs are considered deriva tives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

                                                                   (continued)

                                                                          -----
                                                                          19

Glossary

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (7-DAY CURRENT)--calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE)--calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad classifications:

MONEY MARKET FUNDS--designed to provide preservation of capital with low risk.
Invest in high-quality, short-term debt securities issued by governments, banks, and corporations.

BOND FUNDS--designed to provide income with relative stability. Invest in bonds and other debt securities issued by governments and their agencies (federal, foreign, and state), corporations, and financial institutions.

BALANCED FUNDS--designed to provide both growth and income by investing in a mix of securities held by stock funds, bond funds, and money market funds.

STOCK FUNDS--designed to provide opportunities for long-term capital appreciation through investments in equity securities of domestic and international companies.

                                                                    (continued)

-----
   20

Glossary

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          21

Notes

-----
   22

[inside back cover]

-------------------------------------------------------------------------------
                            AMERICAN CENTURY FUNDS
-------------------------------------------------------------------------------
                                  STOCK FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   VALUE
-------------------------------------------------------------------------------
   Value(+)
   Equity Income
   Large Company Value(+)
   Capital Value
   Income & Growth

   BLEND
-------------------------------------------------------------------------------
   Equity Growth
   Equity Index

   SPECIALTY
-------------------------------------------------------------------------------
   Real Estate
   Utilities

AGGRESSIVE RISK

   GROWTH
-------------------------------------------------------------------------------
   Select(+)
   Ultra(reg.sm)
   Growth
   Heritage
   Vista
   Veedot(reg.sm)
   New Opportunities
   New Opportunities II(+)
   Giftrust(reg.sm)

   VALUE
-------------------------------------------------------------------------------
   Small Cap Value**

   BLEND
-------------------------------------------------------------------------------
   Small Company

   INTERNATIONAL
-------------------------------------------------------------------------------
   International Growth(+)
   Global Growth
   Emerging Markets
   International Discovery**
   International Opportunities

   SPECIALTY
-------------------------------------------------------------------------------
   Technology
   Life Sciences
   Global Natural Resources**
   Global Gold
-------------------------------------------------------------------------------
                           ASSET ALLOCATION/BALANCED FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   Balanced
   Strategic Allocation: Conservative
   Strategic Allocation: Moderate
   Strategic Allocation: Aggressive
-------------------------------------------------------------------------------
                                      BOND FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Short-Term Government
   Ginnie Mae
   Target 2005*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Government Bond
   Diversified Bond(+)
   Inflation-Adjusted Bond
   Target 2010*
   Target 2015*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Long-Term Tax-Free
   CA Intermediate-Term Tax-Free
   Tax-Free Bond
   AZ Municipal Bond
   FL Municipal Bond

AGGRESSIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   High-Yield(+)
   International Bond
   Target 2020*
   Target 2025*
   Target 2030*

   TAX-FREE
-------------------------------------------------------------------------------
   CA High-Yield Municipal(+)
   High-Yield Municipal(+)
-------------------------------------------------------------------------------
                                 MONEY MARKET FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Capital Preservation
   Government Agency Money Market
   Prime Money Market
   Premium Money Market

   TAX-FREE
-------------------------------------------------------------------------------
   FL Municipal Money Market
   CA Tax-Free Money Market
   Tax-Free Money Market
-------------------------------------------------------------------------------

The investment objective may be based on the fund's objective, as stated in its prospectus, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs. For a definition of fund classifications, see the Glossary.

*   While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
    December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**  These funds are closed to new investors.

(+) As of January 30, 2003, this fund is closed to new direct investors.
    Investors who established accounts prior to the closing date may continue to invest in their accounts. New investors may purchase shares in this fund only through a financial intermediary.

Please call 1-800-345-2021 for a prospectus, which contains important information including charges and expenses. You should read the prospectus carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0305                                  American Century Investment Services, Inc.
SH-ANN-34050N                      (c)2003 American Century Services Corporation